UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          May 31, 2007

Date of reporting period:         November 30, 2006


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                               Master Portfolios
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Inflation-Protected Bond Portfolio ....................................   114
   Managed Fixed Income Portfolio ........................................   118
   Stable Income Portfolio ...............................................   130
   Total Return Bond Portfolio ...........................................   140
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   153
   Statements of Operations ..............................................   154
   Statements of Changes in Net Assets ...................................   156
   Financial Highlights ..................................................   158
   Notes to Financial Highlights .........................................   159
Notes to Financial Statements ............................................   160
--------------------------------------------------------------------------------
Other Information (Unaudited) ............................................   165
--------------------------------------------------------------------------------
List of Abbreviations ....................................................   167
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE       DATE           VALUE
AGENCY SECURITIES - 0.79%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.79%
$  2,000,000   FNMA+/-                                                                        4.96%    02/17/2009    $  1,949,100
TOTAL AGENCY SECURITIES (COST $2,000,000)                                                                               1,949,100
                                                                                                                     ------------
US TREASURY SECURITIES - 98.29%

US TREASURY BONDS - 41.43%
  12,400,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      2.00     07/15/2014      13,187,010
  11,160,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      1.88     07/15/2015      11,384,089
  11,050,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      2.00     01/15/2016      11,144,927
  16,120,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      2.38     01/15/2025      17,945,764
  11,050,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      2.00     01/15/2026      11,064,169
   9,265,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      3.63     04/15/2028      14,671,189
  10,855,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      3.88     04/15/2029      17,649,058
   3,125,000   US TREASURY BOND - INFLATION PROTECTED&                                        3.38     04/15/2032       4,537,850
                                                                                                                      101,584,056
                                                                                                                     ------------
US TREASURY NOTES - 56.86%
   7,700,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      3.63     01/15/2008       9,747,006
   9,095,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      3.88     01/15/2009      11,586,499
   6,535,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      4.25     01/15/2010       8,350,096
  17,425,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      0.88     04/15/2010      17,791,435
   6,540,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      3.50     01/15/2011       8,012,740
  11,655,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      2.38     04/15/2011      11,981,706
   3,535,000   US TREASURY NOTE - INFLATION PROTECTED&                                        3.38     01/15/2012       4,269,508
  13,035,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      3.00     07/15/2012      15,341,363
  12,965,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      1.88     07/15/2013      14,052,092
  13,135,000   US TREASURY NOTE - INFLATION PROTECTED&                                        2.00     01/15/2014      14,247,272
  12,355,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      1.63     01/15/2015      12,597,726
  11,055,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      2.50     07/15/2016      11,443,288
                                                                                                                      139,420,731
                                                                                                                     ------------
TOTAL US TREASURY SECURITIES (COST $242,939,697)                                                                      241,004,787
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LENDING - 47.69%

COLLATERAL INVESTED IN OTHER ASSETS - 47.69%
     237,033   ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                      5.46     01/16/2007         237,080
     120,234   ABBEY NATIONAL TREASURY SERVICES PLC+/-                                        5.38     06/29/2007         120,303
     104,775   ABN AMRO BANK NV+/-                                                            5.43     05/11/2007         104,805
      41,223   ALLIED IRISH BANKS NORTH AMERICA                                               5.31     12/04/2006          41,205
     343,526   AMERICAN EXPRESS BANK+/-                                                       5.39     11/21/2007         343,910
   1,580,218   AMERICAN EXPRESS BANK FSB+/-                                                   5.28     01/26/2007       1,580,218
     996,225   AMERICAN GENERAL FINANCE CORPORATION+/-++                                      5.35     12/14/2007         996,623
      34,353   AMERICAN HONDA FINANCE CORPORATION+/-++                                        5.46     09/27/2007          34,396
     858,814   ATLAS CAPITAL FUNDING CORPORATION+/-++                                         5.34     05/10/2007         858,814
     687,051   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                              5.30     04/25/2007         687,079
      47,887   ATOMIUM FUNDING CORPORATION                                                    5.35     02/08/2007          47,407
     123,669   BANK OF AMERICA NA+/-                                                          5.69     09/06/2007         124,045
      30,917   BANK OF IRELAND                                                                5.30     12/05/2006          30,899
      85,881   BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                          5.42     01/12/2007          85,889
     171,763   BEAR STEARNS & COMPANY+/-                                                      5.94     09/27/2007         172,687
   3,435,257   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $3,435,768)        5.36     12/01/2006       3,435,257
   7,385,803   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $7,386,903)        5.36     12/01/2006       7,385,803
      65,957   BEAR STEARNS & COMPANY SERIES MTNB+/-                                          5.53     01/16/2007          65,971
   2,232,917   BEAR STEARNS COMPANIES INCORPORATED+/-                                         5.39     02/23/2007       2,232,917
     515,289   BETA FINANCE INCORPORATED+/-++                                                 5.34     07/17/2007         515,448

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE       DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      68,705    BHP BILLITON FINANCE (USA) LIMITED                                           5.32%    12/28/2006    $     68,434
    2,232,917    BUCKINGHAM II CDO LLC                                                        5.31     12/20/2006       2,226,732
      858,814    BUCKINGHAM II CDO LLC++                                                      5.34     01/22/2007         852,313
    1,740,542    BUCKINGHAM III CDO LLC                                                       5.30     12/06/2006       1,739,271
      858,814    BUCKINGHAM III CDO LLC++                                                     5.31     12/15/2006         857,062
      492,959    CAIRN HIGH GRADE FUNDING I LLC++                                             5.35     02/01/2007         488,513
      583,994    CANCARA ASSET SECURITIZATION LIMITED++                                       5.33     12/04/2006         583,737
    4,981,226    CEDAR SPRINGS CAPITAL COMPANY                                                5.35     12/01/2006       4,981,226
      505,120    CEDAR SPRINGS CAPITAL COMPANY                                                5.30     12/06/2006         504,751
      246,411    CEDAR SPRINGS CAPITAL COMPANY                                                5.33     12/18/2006         245,800
       12,745    CEDAR SPRINGS CAPITAL COMPANY++                                              5.35     01/08/2007          12,674
      125,937    CEDAR SPRINGS CAPITAL COMPANY                                                5.36     02/02/2007         124,782
       28,719    CEDAR SPRINGS CAPITAL COMPANY++                                              5.38     03/12/2007          28,297
    2,842,450    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $2,842,873)                   5.36     12/01/2006       2,842,450
        8,588    CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                   5.36     01/17/2007           8,529
      171,763    CREDIT SUISSE FIRST BOSTON+/-                                                5.36     03/27/2007         171,763
      154,587    CREDIT SUISSE FIRST BOSTON+/-                                                5.47     04/05/2007         154,659
       78,667    CREDIT SUISSE FIRST BOSTON+/-                                                5.74     10/29/2007          78,976
        8,588    CROWN POINT CAPITAL COMPANY                                                  5.39     04/17/2007           8,418
      240,468    CULLINAN FINANCE CORPORATION+/-++                                            5.28     12/20/2006         240,466
       30,711    CULLINAN FINANCE CORPORATION++                                               5.32     12/21/2006          30,622
    1,182,038    DEER VALLEY FUNDING LLC                                                      5.31     12/11/2006       1,180,312
      172,106    DEER VALLEY FUNDING LLC                                                      5.31     12/14/2006         171,779
    1,717,628    DEER VALLEY FUNDING LLC                                                      5.31     12/15/2006       1,714,125
    1,717,628    DEER VALLEY FUNDING LLC                                                      5.34     01/23/2007       1,704,386
      183,821    DEER VALLEY FUNDING LLC++                                                    5.35     01/24/2007         182,376
      510,754    DEER VALLEY FUNDING LLC                                                      5.35     02/06/2007         505,774
      412,231    DEER VALLEY FUNDING LLC++                                                    5.37     02/27/2007         406,950
       78,152    DEUTSCHE BANK AG+/-                                                          5.37     03/15/2007          77,754
       68,705    FAIRWAY FINANCE CORPORATION++                                                5.33     12/11/2006          68,605
      670,871    FAIRWAY FINANCE CORPORATION++                                                5.32     12/15/2006         669,503
   13,053,977    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $13,055,921)               5.36     12/01/2006      13,053,977
    1,717,628    FIVE FINANCE INCORPORATED+/-++                                               5.37     01/25/2007       1,718,384
       27,104    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                             5.31     12/08/2006          27,077
    1,188,221    FOX TROT CDO LIMITED                                                         5.29     12/01/2006       1,188,221
    1,727,179    FOX TROT CDO LIMITED                                                         5.31     12/12/2006       1,724,415
      549,641    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                5.40     06/18/2007         549,641
      693,750    GENERAL ELECTRIC CAPITAL CORPORATION+/-                                      5.44     06/22/2007         694,284
    1,169,361    GENWORTH FINANCIAL INCORPORATED+/-                                           5.53     06/15/2007       1,170,788
      858,814    GERMAN RESIDENTIAL FUNDING+/-++                                              5.35     08/22/2007         858,814
      120,234    GOLDMAN SACHS & COMPANY+/-                                                   5.51     01/09/2007         120,252
    1,717,628    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                              5.46     03/30/2007       1,718,298
      350,396    HBOS TREASURY SERVICES PLC+/-++                                              5.45     01/12/2007         350,459
       24,047    IBM CORPORATION SERIES MTN+/-                                                5.36     06/28/2007          24,058
      105,188    ICICI BANK LIMITED                                                           5.43     12/01/2006         105,188
    1,202,340    ING USA ANNUITY & LIFE INSURANCE+/-                                          5.39     09/17/2007       1,202,340
       68,156    IRISH LIFE & PERMANENT PLC                                                   5.40     12/13/2006          68,036
        8,588    IRISH LIFE & PERMANENT PLC++                                                 5.38     04/04/2007           8,434
      163,175    JPMORGAN CHASE & COMPANY+/-                                                  5.52     12/18/2006         163,186
    2,198,564    KAUPTHING BANK SERIES MTN+/-++                                               5.38     03/20/2007       2,197,751
      278,805    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.30     12/01/2006         278,805
      709,621    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.31     12/12/2006         708,486
      133,254    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.31     12/15/2006         132,982
      558,367    LA FAYETTE ASSET SECURITIZATION CORPORATION                                  5.30     12/28/2006         556,167
      159,739    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                     5.49     04/20/2007         159,866

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE       DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    137,410   LIBERTY LIGHT US CAPITAL+/-++                                                  5.47%    04/16/2007    $    137,497
   1,454,350   LIBERTY LIGHTHOUSE FUNDING COMPANY++                                           5.31     12/08/2006       1,452,867
     244,556   LIBERTY STREET FUNDING CORPORATION++                                           5.31     12/15/2006         244,057
   3,418,081   LIBERTY STREET FUNDING CORPORATION++                                           5.29     12/29/2006       3,404,135
   1,202,340   LIQUID FUNDING LIMITED+/-++                                                    5.29     12/01/2006       1,202,340
     618,346   LIQUID FUNDING LIMITED++                                                       5.30     12/07/2006         617,808
       9,310   LIQUID FUNDING LIMITED++                                                       5.34     12/15/2006           9,291
     166,610   LIQUID FUNDING LIMITED                                                         5.32     12/27/2006         165,979
     515,289   LIQUID FUNDING LIMITED                                                         5.44     12/28/2006         513,258
   1,202,340   LIQUID FUNDING LIMITED+/-++                                                    5.35     12/29/2006       1,202,328
      14,634   MANE FUNDING CORPORATION                                                       5.31     12/18/2006          14,598
     159,739   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.50     01/26/2007         159,781
      17,176   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.53     04/20/2007          17,190
     103,058   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.47     08/27/2007         103,204
     220,887   MORGAN STANLEY+/-                                                              5.51     01/12/2007         220,920
      34,353   MORGAN STANLEY+/-                                                              5.48     01/19/2007          34,361
     133,975   MORGAN STANLEY+/-                                                              5.50     02/15/2007         134,017
     528,171   MORGAN STANLEY SERIES EXL+/-                                                   5.38     12/14/2007         528,202
     858,814   NATEXIS BANQUES POPULAIRES+/-++                                                5.37     11/09/2007         858,136
   1,028,859   NATIONWIDE BUILDING SOCIETY+/-++                                               5.51     12/11/2006       1,028,890
   1,355,209   NATIONWIDE BUILDING SOCIETY+/-++                                               5.49     07/20/2007       1,356,523
      11,096   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.31     12/15/2006          11,073
     184,542   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.32     12/21/2006         184,003
     121,711   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                      5.33     12/22/2006         121,339
   1,560,225   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.30     12/29/2006       1,553,859
   1,032,535   NORTH SEA FUNDING                                                              5.32     12/28/2006       1,028,467
   1,613,025   RACERS TRUST SERIES 2004-6-MM+/-++                                             5.34     05/22/2007       1,613,172
      34,353   RANGER FUNDING CORPORATION                                                     5.32     12/15/2006          34,282
      46,239   RANGER FUNDING CORPORATION                                                     5.33     12/21/2006          46,104
     103,058   REGENCY MARKETS #1                                                             5.33     12/07/2006         102,968
      41,223   REGENCY MARKETS #1                                                             5.32     12/15/2006          41,139
     182,069   REGENCY MARKETS #1                                                             5.32     12/18/2006         181,617
     112,333   ROYAL BANK OF SCOTLAND PLC+/-++                                                5.37     03/30/2007         112,373
      11,989   SAINT GERMAIN FUNDING++                                                        5.35     01/16/2007          11,909
     858,814   SEDNA FINANCE INCORPORATED+/-++                                                5.36     12/08/2006         858,814
     824,462   SEDNA FINANCE INCORPORATED+/-++                                                5.33     04/11/2007         824,561
   2,410,692   SLM CORPORATION+/-                                                             5.50     01/25/2007       2,411,318
     175,885   SLM CORPORATION+/-                                                             5.59     07/25/2007         176,209
     687,051   SLM CORPORATION+/-++                                                           5.32     12/12/2007         687,251
      20,612   SVENSKA HANDELSBANKEN INCORPORATED                                             5.34     01/26/2007          20,444
   2,023,572   TASMAN FUNDING INCORPORATED++                                                  5.30     12/04/2006       2,022,682
     354,725   THAMES ASSET GLOBAL SECURITIZATION #1                                          5.29     12/29/2006         353,277
      78,015   THAMES ASSET GLOBAL SECURITIZATION #1++                                        5.33     01/11/2007          77,549
      51,323   THUNDER BAY FUNDING INCORPORATED                                               5.31     12/15/2006          51,218
     121,265   TICONDEROGA FUNDING LLC                                                        5.32     12/27/2006         120,805
   1,191,244   TICONDEROGA FUNDING LLC                                                        5.32     12/28/2006       1,186,551
   4,900,016   TIERRA ALTA FUNDING I LIMITED                                                  5.31     12/19/2006       4,887,178
   3,435,257   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                      5.51     12/31/2007       3,435,257
     660,222   TRAVELERS INSURANCE COMPANY+/-                                                 5.39     02/09/2007         660,209
       8,794   TULIP FUNDING CORPORATION                                                      5.38     04/25/2007           8,609
      85,881   UBS FINANCE (DELAWARE) LLC                                                     5.33     12/05/2006          85,832
     858,814   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                             5.33     03/09/2007         858,977
   1,356,927   VARIABLE FUNDING CAPITAL CORPORATION                                           5.32     12/06/2006       1,355,936
      78,874   VERSAILLES CDS LLC++                                                           5.34     12/19/2006          78,667

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                      INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                             RATE       DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$          53,590   VERSAILLES CDS LLC++                                 5.33%    12/21/2006   $      53,434
           13,020   VERSAILLES CDS LLC++                                 5.32     12/22/2006          12,980
          277,844   VERSAILLES CDS LLC                                   5.31     12/28/2006         276,749
          858,814   WAL-MART STORES INCORPORATED+/-                      5.26     03/28/2007         858,823
          120,337   WHISTLEJACKET CAPITAL LIMITED                        5.30     12/07/2006         120,232
          132,910   WHISTLEJACKET CAPITAL LIMITED                        5.31     12/12/2006         132,697
          368,981   WHITE PINE FINANCE LLC                               5.31     12/13/2006         368,335
           71,385   WHITE PINE FINANCE LLC++                             5.31     12/15/2006          71,239
        1,066,647   WORLD OMNI VEHICLE LEASING                           5.31     12/11/2006       1,065,090
          343,526   WORLD OMNI VEHICLE LEASING                           5.31     12/12/2006         342,976
        4,216,606   WORLD OMNI VEHICLE LEASING                           5.31     12/14/2006       4,208,595
                                                                                                 116,931,885
                                                                                               -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $116,931,885)                                      116,931,885
                                                                                               -------------
SHARES

TOTAL SHORT-TERM INVESTMENTS - 0.21%
          509,276   WELLS FARGO MONEY MARKET TRUST~+++                                               509,276
TOTAL SHORT-TERM INVESTMENTS (COST $509,276)                                                         509,276
                                                                                               -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $362,380,858)*                               146.98%                                     $ 360,395,048
OTHER ASSETS AND LIABILITIES, NET                  (46.98)                                      (115,191,678)
                                             ------------                                      -------------
TOTAL NET ASSETS                                   100.00%                                     $ 245,203,370
                                             ============                                      =============

+/-   Variable rate investments.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   Security of an affiliate of the fund with a cost of $509,276.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                       INTEREST     MATURITY
PRINCIPAL       SECURITY NAME                                                             RATE         DATE           VALUE
AGENCY SECURITIES - 32.34%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.60%
$   6,565,593   FHLMC #1G-0157<<+/-                                                       4.46%    03/01/2035    $  6,476,344
       13,105   FHLMC #410425+/-                                                          7.04     09/01/2026          13,368
      20,479    FHLMC #410464+/-                                                          6.40     11/01/2026          20,579
      149,198   FHLMC #606279+/-                                                          6.22     02/01/2015         151,909
       54,520   FHLMC #846367+/-                                                          6.80     04/01/2029          56,685
    1,133,073   FHLMC #90248<<                                                            6.00     06/01/2017       1,152,593
    1,220,390   FHLMC #A15838<<                                                           5.50     12/01/2033       1,219,094
    2,595,686   FHLMC #A16678<<                                                           5.50     12/01/2033       2,592,930
   11,429,974   FHLMC #E01653<<                                                           4.50     06/01/2019      11,135,440
    1,102,731   FHLMC #E90573<<                                                           6.00     07/01/2017       1,121,727
    9,171,056   FHLMC SERIES 1675 CLASS KZ<<                                              6.50     02/15/2024       9,518,895
    7,636,540   FHLMC SERIES 2358 CLASS PD<<                                              6.00     09/15/2016       7,773,431
   13,527,761   FHLMC SERIES 2363 CLASS PF<<                                              6.00     09/15/2016      13,766,061
   17,486,781   FHLMC SERIES 2416 CLASS PE<<                                              6.00     10/15/2021      17,781,515
    1,637,595   FHLMC SERIES 2439 CLASS LG<<                                              6.00     09/15/2030       1,646,057
    2,736,002   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6+/-          7.99     09/25/2029       2,725,758
   26,774,311   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z            6.50     02/25/2042      27,267,976
    3,436,702   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A             7.50     09/25/2043       3,565,578
                                                                                                                  107,985,940
                                                                                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.22%
       22,255   FNMA #342042+/-                                                           6.59     06/01/2025          22,469
       13,257   FNMA #344689+/-                                                           6.62     11/01/2025          13,281
       41,383   FNMA #344692+/-                                                           6.10     10/01/2025          41,346
       40,838   FNMA #347712+/-                                                           7.00     06/01/2026          41,380
    4,645,864   FNMA #386890                                                              3.99     04/01/2011       4,460,304
    6,328,357   FNMA #555326<<                                                            5.50     04/01/2033       6,305,442
      435,171   FNMA #557072+/-                                                           5.96     06/01/2040         441,136
    1,231,077   FNMA #656566<<                                                            5.50     04/01/2018       1,237,833
    3,356,472   FNMA #678939<<                                                            5.50     02/01/2018       3,374,892
      485,403   FNMA #701350<<                                                            5.50     04/01/2018         488,067
   18,475,101   FNMA #725232<<                                                            5.00     03/01/2034      18,093,590
    4,227,727   FNMA #725250<<                                                            5.00     03/01/2034       4,130,506
    7,069,414   FNMA #725314<<                                                            5.00     04/01/2034       6,923,431
    7,897,877   FNMA #725423<<                                                            5.50     05/01/2034       7,886,310
    3,044,442   FNMA #725772<<                                                            5.00     09/01/2034       2,974,432
   17,137,549   FNMA #725773<<                                                            5.50     09/01/2034      17,075,494
    2,998,646   FNMA #731996<<+/-                                                         4.01     09/01/2033       2,953,973
    3,036,209   FNMA #739757<<+/-                                                         4.03     08/01/2033       3,006,817
    7,013,379   FNMA #741305<<                                                            5.00     09/01/2018       6,948,863
    2,512,977   FNMA #741458<<+/-                                                         4.57     10/01/2033       2,479,556
   11,795,700   FNMA #760762<<                                                            4.89     04/01/2012      11,617,625
    4,523,457   FNMA #763644<<                                                            5.50     01/01/2034       4,507,078
    7,701,527   FNMA #765178<<                                                            5.00     01/01/2019       7,630,681
    1,535,938   FNMA #765769<<                                                            5.00     02/01/2019       1,521,809
    1,307,269   FNMA #783245<<+/-                                                         5.76     04/01/2034       1,315,407
    3,237,380   FNMA #783251<<+/-                                                         5.76     04/01/2044       3,261,943
    7,384,161   FNMA #789463<<+/-                                                         4.39     06/01/2034       7,214,598
      482,762   FNMA #795922                                                              5.00     01/01/2020         478,949
      983,287   FNMA #797166                                                              5.00     01/01/2020         974,458
      946,553   FNMA #797743                                                              5.00     02/01/2020         938,053
    1,093,582   FNMA #797769                                                              5.00     03/01/2020       1,083,762
    7,000,802   FNMA #801908                                                              5.00     11/01/2019       6,936,402
    1,920,486   FNMA #805346                                                              5.00     01/01/2020       1,903,241
      974,857   FNMA #806249                                                              5.00     01/01/2020         966,103

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                             INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                  RATE        DATE          VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$      551,678  FNMA #806250                                                                   5.00%    01/01/2020    $    547,321
     2,207,987  FNMA #809071                                                                   5.00     04/01/2020       2,188,160
       682,042  FNMA #809561                                                                   5.00     02/01/2020         675,917
     3,875,025  FNMA #834933<<+/-                                                              5.06     07/01/2035       3,858,563
     7,386,429  FNMA #880156                                                                   5.50     02/01/2036       7,277,945
       742,258  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                     7.00     12/25/2041         766,429
     3,508,630  FNMA GRANTOR TRUST SERIES 2004-T2                                              6.00     11/25/2034       3,540,319
     4,478,948  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                     6.00     02/25/2044       4,527,730
       831,336  FNMA SERIES 1998-M6 CLASS A2                                                   6.32     08/15/2008         843,447
     1,519,371  FNMA SERIES 2001-M1 CLASS B                                                    6.12     05/25/2013       1,528,588
     1,757,503  FNMA SERIES 2002-90 CLASS A2                                                   6.50     11/25/2042       1,795,934
     3,648,913  FNMA SERIES 2003-86 CLASS PT<<                                                 4.50     09/25/2018       3,583,489
    17,124,346  FNMA SERIES 2003-92 CLASS HP<<                                                 4.50     09/25/2018      16,818,013
     6,575,866  FNMA SERIES 2003-97 CLASS CA<<                                                 5.00     10/25/2018       6,541,792
     1,189,230  FNMA SERIES 2003-W4 CLASS 3A                                                   7.00     10/25/2042       1,229,429
       762,435  FNMA SERIES 2004-W1 CLASS 2A2                                                  7.00     12/25/2033         786,644
                                                                                                                       195,758,951
                                                                                                                      ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.22%
       181,231  GNMA #345066                                                                   6.50     10/15/2023         186,774
       133,050  GNMA #346960                                                                   6.50     12/15/2023         137,119
       116,548  GNMA #354692                                                                   6.50     11/15/2023         120,113
       180,360  GNMA #361398                                                                   6.50     01/15/2024         186,018
       199,534  GNMA #366641                                                                   6.50     11/15/2023         205,636
        46,851  GNMA #473917                                                                   7.00     04/15/2028          48,470
        78,565  GNMA #473918                                                                   7.00     04/15/2028          81,281
       418,715  GNMA #531436                                                                   7.00     06/15/2042         464,997
         8,842  GNMA #531965                                                                   7.72     12/15/2041           9,405
       295,670  GNMA #533858                                                                   7.35     06/15/2042         322,357
       546,642  GNMA #780626                                                                   7.00     08/15/2027         565,426
    18,527,097  GNMA SERIES 2003-38 CLASS JC<<+/-                                              7.06     08/16/2042      20,260,085
                                                                                                                        22,587,681
                                                                                                                      ------------
  STUDENT LOAN MARKETING ASSOCIATION - 0.30%
     3,000,000  SLM STUDENT LOAN TRUST SERIES 1999-3 CLASS CTFS+/-                             5.78     01/26/2015       3,020,918
                                                                                                                      ------------
TOTAL AGENCY SECURITIES (COST $332,353,365)                                                                            329,353,490
                                                                                                                      ------------
ASSET BACKED SECURITIES - 8.53%
     7,500,000  BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2005-4 CLASS A5+/-ss     4.91     12/01/2040       7,478,475
       897,983  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2+/-              5.59     12/01/2021         898,774
     5,426,385  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                            6.60     02/25/2032       5,516,511
     7,250,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(C)                     10.00     07/25/2008       1,187,188
       111,740  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7                    6.63     09/15/2016         110,942
     4,000,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S4 CLASS A6                  5.83     07/25/2034       4,020,664
     2,310,000  CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                             4.64     06/15/2035       2,278,061
     7,367,360  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS A1VN+/-             5.54     08/25/2035       7,367,360
     1,997,402  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                        6.86     07/15/2029       2,063,086
       977,301  GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                                      5.66     04/25/2035         977,998
     7,000,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2005-3 CLASS AZ                        4.41     06/15/2012       6,941,319
     4,149,772  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS A1+/-       5.59     01/20/2035       4,154,190
     4,575,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-4 CLASS A4                      4.60     11/22/2010       4,531,023
     6,445,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-3 CLASS A3                              4.80     10/18/2010       6,424,457
     7,650,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                          4.18     02/15/2012       7,509,444
     3,800,000  KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-                         6.09     11/25/2036       3,814,668
     5,000,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(C)              6.00     08/25/2011       1,290,450
     1,500,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-C CLASS A3                     4.19     07/15/2009       1,486,466
     4,000,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                           4.34     05/15/2012       3,948,409

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE        DATE        VALUE
ASSET BACKED SECURITIES (CONTINUED)
     $320,947   RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3 CLASS A6               5.98%    08/25/2019  $    319,705
    3,713,705   TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+/-++                              4.50     02/28/2036     3,679,215
    6,000,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4                         4.88     04/12/2013     5,985,666
    5,000,000   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                                  4.39     05/19/2013     4,954,400
TOTAL ASSET  BACKED SECURITIES (COST $87,292,036)                                                                        86,938,471
                                                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.14%
    4,260,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-6 CLASS ASB+/-       5.18     09/10/2047     4,291,705
    4,370,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-PW11
                CLASS AAB+/-                                                                      5.46     03/11/2039     4,483,439
    6,000,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PW10 CLASS AAB            5.38     12/11/2040     6,087,534
    3,995,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2005-C3 CLASS ASB                      4.76     05/15/2043     3,925,147
    4,448,397   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                    5.94     08/25/2035     4,460,212
    2,352,306   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                                  6.50     11/25/2034     2,413,709
    5,596,634   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                             5.68     03/25/2035     5,612,354
    4,562,901   COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                               5.72     09/25/2035     4,586,844
    4,237,447   COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                               5.52     04/25/2036     4,237,332
    2,565,374   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2004-AR5 CLASS 10A1+/-     5.00     05/01/2034     2,558,625
    5,000,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2005-C1 CLASS AAB          4.82     02/15/2038     4,948,498
       16,761   FNMA SERIES 1988-5 CLASS Z                                                        9.20     03/25/2018        17,521
    8,279,202   FNMA SERIES 2002-6 CLASS PD<<                                                     6.00     02/25/2017     8,425,267
    4,814,646   FNMA SERIES 2002-9 CLASS PC<<                                                     6.00     03/25/2017     4,903,271
   20,895,307   FNMA SERIES 2005-29 CLASS WQ<<                                                    5.50     04/25/2035    20,985,713
    7,138,386   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                                           6.25     05/25/2042     7,256,322
    4,194,954   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                         7.00     05/25/2044     4,347,915
    2,181,666   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                                           7.50     06/25/2044     2,293,536
    4,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS AAB               4.87     05/10/2043     3,956,717
    3,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3 CLASS AAB               4.94     07/10/2045     2,977,823
      136,512   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                       5.66     01/19/2035       137,170
    5,385,000   JPMORGAN CHASE COMMERCAIL MORTGAGE SECURITIES CORPORATION SERIES 2006-LDP6
                CLASS ASB+/-                                                                      5.49     04/15/2043     5,500,432
    5,550,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2005-LDP5
                CLASS ASB+/-                                                                      5.17     12/15/2044     5,595,629
    1,614,904   LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A CLASS 3A1+/-++            5.68     04/25/2031     1,617,806
       99,121   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                                     9.95     08/01/2017       100,155
    6,000,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-                        5.24     11/12/2037     6,073,478
    4,000,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS ASB+/-                        4.67     06/12/2043     3,909,280
      375,703   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                       5.67     11/10/2030       376,363
      861,137   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D                            7.56     11/10/2030       888,022
    3,531,743   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++                  6.50     10/25/2034     3,613,937
       12,994   RESIDENTIAL FUNDING MORTGAGE SECURITIES CORPORATION SERIES 2003-RP1
                CLASS A1+/-                                                                       5.82     11/25/2034        12,995
    1,942,299   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                      5.72     10/20/2027     1,945,095
    1,095,410   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2003-P10A
                CLASS 1                                                                           4.52     02/10/2013     1,076,375
   12,112,318   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2005-P10B
                CLASS 1                                                                           4.94     08/10/2015    12,124,953
    1,400,000   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2006-20H
                CLASS 1                                                                           5.70     08/01/2026     1,450,798
    5,336,000   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2006-20I
                CLASS 1                                                                           5.54     09/01/2026     5,417,694
    3,850,000   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2006-20J
                CLASS 1                                                                           5.50     10/01/2026     3,872,869
   11,124,937   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2006-P10A
                CLASS 1                                                                           5.41     02/10/2016    11,325,715
    7,474,625   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2006-P10B
                CLASS 1                                                                           5.68     08/01/2016     7,591,453
    3,855,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-               5.22     07/15/2042     3,882,266
    2,606,230   WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                          5.55     04/25/2045     2,613,504
    2,795,566   WMALT MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR4 CLASS DA+/-              5.53     06/25/2046     2,795,566
TOTAL COLLATER ALIZED MORTGAGE OBLIGATIONS (COST $183,667,867)                                                          184,691,039
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                    RATE        DATE          VALUE
CORPORATE BONDS & NOTES - 23.54%
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.05%

$    500,000    SWIFT ENERGY                                                                     7.63%    07/15/2011    $    505,000
                                                                                                                        ------------
AEROSPACE, DEFENSE - 0.06%
     600,000    ARMOR HOLDINGS INCORPORATED                                                      8.25     08/15/2013         622,500
                                                                                                                        ------------
AMUSEMENT & RECREATION SERVICES - 0.21%
     610,000    K2 INCORPORATED                                                                  7.38     07/01/2014         606,950
   1,480,000    PEARSON DOLLAR FINANCIAL PLC++                                                   5.70     06/01/2014       1,488,042
                                                                                                                           2,094,992
                                                                                                                        ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
     675,000    PHILLIPS-VAN HEUSEN                                                              7.75     11/15/2023         696,094
                                                                                                                        ------------
BUSINESS SERVICES - 0.70%
   2,150,000    FISERV INCORPORATED                                                              4.00     04/15/2008       2,102,433
     375,000    IRON MOUNTAIN INCORPORATED                                                       8.63     04/01/2013         387,188
   2,350,000    NCR CORPORATION                                                                  7.13     06/15/2009       2,425,322
   2,120,000    THOMPSON CORPORATION                                                             6.20     01/05/2012       2,206,712
                                                                                                                           7,121,655
                                                                                                                        ------------
CHEMICALS & ALLIED PRODUCTS - 0.84%
     415,000    CHURCH & DWIGHT COMPANIES INCORPORATED                                           6.00     12/15/2012         400,475
   1,400,000    HOSPIRA INCORPORATED                                                             4.95     06/15/2009       1,379,333
     375,000    IMC GLOBAL INCORPORATED SERIES B                                                10.88     06/01/2008         404,531
     325,000    IMC GLOBAL INCORPORATED SERIES B                                                11.25     06/01/2011         343,281
     475,000    JOHNSONDIVERSEY INCORPORATED SERIES B                                            9.63     05/15/2012         491,625
     507,000    OLIN CORPORATION                                                                 9.13     12/15/2011         576,337
     794,000    OLIN CORPORATION++                                                               6.75     06/15/2016         817,741
     400,000    SENSIENT TECHNOLOGIES                                                            6.50     04/01/2009         399,361
   1,500,000    VALSPAR CORPORATION                                                              5.10     08/01/2015       1,443,026
   2,100,000    WYETH                                                                            6.95     03/15/2011       2,247,407
                                                                                                                           8,503,117
                                                                                                                        ------------
COMMUNICATIONS - 0.48%
   1,900,000    COX COMMUNICATIONS INCORPORATED                                                  7.88     08/15/2009       2,020,793
     500,000    L3 COMMUNICATIONS CORPORATION                                                    7.63     06/15/2012         518,125
     375,000    PANAMSAT CORPORATION                                                             6.38     01/15/2008         375,000
   1,495,000    QWEST CORPORATION                                                                5.63     11/15/2008       1,495,000
     490,000    SINCLAIR BROADCAST GROUP INCORPORATED                                            8.75     12/15/2011         512,050
                                                                                                                           4,920,968
                                                                                                                        ------------
DEPOSITORY INSTITUTIONS - 6.17%
   4,400,000    ASSOCIATED BANCORP                                                               6.75     08/15/2011       4,599,368
   6,839,000    BANK AMERICA CAPITAL III+/-                                                      5.94     01/15/2027       6,627,579
   2,245,000    BARCLAYS BANK SERIES 144A+/-++                                                   8.55     09/29/2049       2,539,016
   2,000,000    CHASE CAPITAL VI+/-                                                              6.00     08/01/2028       1,937,334
     680,000    CHEVY CHASE BANK FSB                                                             6.88     12/01/2013         686,800
   4,000,000    CITY NATIONAL BANK                                                               6.75     09/01/2011       4,272,540
   2,778,000    COLONIAL BANK NA MONTGOMERY AL                                                   6.38     12/01/2015       2,898,487
     750,000    CORESTATES CAPITAL TRUST II+/-++                                                 6.02     01/15/2027         734,525
   2,250,000    DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/-++                                     5.63     12/31/2049       2,233,928
   1,226,000    FARMERS EXCHANGE CAPITAL++                                                       7.20     07/15/2048       1,274,303
     500,000    FIRST CITIZENS BANCORP++                                                         6.80     04/01/2015         517,950
   3,250,000    FIRSTAR BANK NA                                                                  7.13     12/01/2009       3,435,799
     800,000    HAVEN CAPITAL TRUST I                                                           10.46     02/01/2027         883,530

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                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                    RATE        DATE          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$  3,000,000    HSBC CAPITAL FUNDING LP<<+/-++                                                   4.61%    12/29/2049    $  2,832,384
   1,000,000    JPMORGAN CHASE CAPITAL XVIII                                                     6.95     08/17/2036       1,108,285
   2,900,000    NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                        6.35     04/01/2027       2,899,928
     450,000    NTC CAPITAL TRUST SERIES A+/-                                                    5.89     01/15/2027         435,023
   1,225,000    OLD NATIONAL BANK                                                                6.75     10/15/2011       1,281,539
   2,500,000    PNC FUNDING CORPORATION                                                          7.50     11/01/2009       2,658,135
   2,500,000    RABOBANK CAPITAL FUNDING II+/-++                                                 5.26     12/29/2049       2,476,918
   2,350,000    RBS CAPITAL TRUST<<+/-                                                           5.51     09/29/2049       2,336,845
   2,875,000    TCF NATIONAL BANK+/-                                                             5.00     06/15/2014       2,838,726
   1,000,000    TCF NATIONAL BANK                                                                5.50     02/01/2016       1,004,203
   2,500,000    UBS PREFERRED FUNDING TRUST V SERIES 1<<+/-                                      6.24     05/15/2049       2,626,018
   1,425,000    US BANK NATIONAL ASSOCIATION SERIES BKNT                                         6.38     08/01/2011       1,503,147
   1,250,000    USB CAPITAL IX<<+/-                                                              6.19     03/29/2049       1,283,960
   2,750,000    WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                           7.80     08/18/2010       2,987,454
   1,900,000    WACHOVIA CAPITAL TRUST I+/-                                                      5.80     08/29/2049       1,925,540
                                                                                                                          62,839,264
                                                                                                                        ------------
EDUCATIONAL SERVICES - 0.80%
   2,235,000    MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                            7.25     11/02/2049       2,858,527
   5,000,000    STANFORD UNIVERSITY SERIES MTNA                                                  6.16     04/30/2011       5,234,075
                                                                                                                           8,092,602
                                                                                                                        ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.88%
   2,600,000    DUKE ENERGY FIELD SERVICES LLC                                                   7.88     08/16/2010       2,823,538
     630,000    MASSEY ENERGY COMPANY                                                            6.63     11/15/2010         633,150
   1,875,000    NEVADA POWER COMPANY SERIES O                                                    6.50     05/15/2018       1,983,583
   3,000,000    PEOPLES ENERGY CORPORATION                                                       6.90     01/15/2011       3,174,897
     380,000    SEMCO ENERGY INCORPORATED                                                        7.13     05/15/2008         380,732
                                                                                                                           8,995,900
                                                                                                                        ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.74%
   2,500,000    BAE SYSTEMS HOLDINGS INCORPORATED++                                              6.40     12/15/2011       2,614,470
     350,000    FLEXTRONICS INTERNATIONAL                                                        6.25     11/15/2014         339,500
   2,500,000    METTLER TOLEDO INTERNATIONAL INCORPORATED                                        4.85     11/15/2010       2,448,043
     275,000    MOOG INCORPATED                                                                  6.25     01/15/2015         264,688
     654,210    TENASKA ALABAMA II PARTNERS LP++                                                 7.00     06/30/2021         649,601
   1,150,000    THOMAS & BETTS CORPORATION SERIES MTN                                            6.63     05/07/2008       1,166,359
                                                                                                                           7,482,661
                                                                                                                        ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.09%
     860,000    US ONCOLOGY INCORPORATED                                                         9.00     08/15/2012         900,850
                                                                                                                        ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.05%
     525,000    VALMONT INDUSTRIES INCORPORATED                                                  6.88     05/01/2014         525,000
                                                                                                                        ------------
FOOD & KINDRED PRODUCTS - 0.82%
   1,000,000    CADBURY SCHWEPPES US FINANCE LLC++                                               3.88     10/01/2008         976,129
   1,764,000    CONAGRA FOODS INCORPORATED                                                       7.88     09/15/2010       1,923,226
     375,000    CONSTELLATION BRANDS INCORPORATED SERIES B                                       8.00     02/15/2008         383,438
     745,000    COTT BEVERAGES USA INCORPORATED                                                  8.00     12/15/2011         759,900
   2,500,000    KELLOGG COMPANY                                                                  6.60     04/01/2011       2,646,570
   1,600,000    KRAFT FOODS INCORPORATED                                                         6.25     06/01/2012       1,681,272
                                                                                                                           8,370,535
                                                                                                                        ------------
FURNITURE & FIXTURES - 0.15%
   1,450,000    STEELCASE INCORPORATED                                                           6.50     08/15/2011       1,488,022
                                                                                                                        ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                  RATE        DATE          VALUE
GENERAL MERCHANDISE STORES - 0.04%
$    375,000    JEAN COUTU GROUP INCORPORATED                                  7.63%    08/01/2012    $    393,750
                                                                                                      ------------
HEALTH SERVICES - 0.46%
   3,650,000    AMERICAN ASSOCIATION OF RETIRED PERSONS++                      7.50     05/01/2031       4,638,938
                                                                                                      ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.78%
   3,008,000    MANUFACTURERS & TRADERS TRUST COMPANY+/-                       5.59     12/28/2020       3,038,760
   2,250,000    NATIONAL CITY BANK OF COLUMBUS SERIES 4                        7.25     07/15/2010       2,406,168
     250,000    NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                     6.30     02/15/2011         261,440
   2,145,000    PRINCIPAL LIFE GLOBAL FUNDING I++                              6.25     02/15/2012       2,260,549
                                                                                                         7,966,917
                                                                                                      ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.05%
     525,000    MANDALAY RESORT GROUP                                          6.38     12/15/2011         521,063
                                                                                                      ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.37%
     500,000    AMERICAN STANDARD INCORPORATED                                 8.25     06/01/2009         531,695
   1,425,000    BLACK & DECKER                                                 5.75     11/15/2016       1,442,164
     575,000    BRIGGS & STRATTON CORPORATION                                  8.88     03/15/2011         625,313
     625,000    SCIENTIFIC GAMES CORPORATION                                   6.25     12/15/2012         604,688
     625,000    UNISYS CORPORATION                                             6.88     03/15/2010         609,375
                                                                                                         3,813,235
                                                                                                      ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.65%
   1,520,000    AEGON NV<<                                                     4.75     06/01/2013       1,485,570
   2,000,000    ALLSTATE FINANCIAL GLOBAL FUNDING++                            6.50     06/14/2011       2,116,560
   2,670,000    NLV FINANCIAL CORPORATION++                                    7.50     08/15/2033       3,000,698
                                                                                                         6,602,828
                                                                                                      ------------
INSURANCE CARRIERS - 3.51%
   2,675,000    BLUE CROSS & BLUE SHIELD OF FLORIDA++                          8.25     11/15/2011       3,020,016
   3,200,000    JOHN HANCOCK GLOBAL FUNDING II++                               7.90     07/02/2010       3,492,474
     750,000    LINCOLN NATIONAL CORPORATION                                   6.20     12/15/2011         783,911
   3,007,000    MARKEL CORPORATION                                             7.20     08/15/2007       3,036,294
   2,500,000    MET LIFE GLOBAL FUNDING++                                      5.13     11/09/2011       2,507,415
   4,450,000    MINNESOTA LIFE INSURANCE COMPANY++                             8.25     09/15/2025       5,722,286
   3,000,000    MONUMENTAL GLOBAL FUNDING II<<++                               4.63     03/15/2010       2,956,650
   2,900,000    NEW YORK LIFE GLOBAL FUNDING++                                 5.38     09/15/2013       2,949,297
   3,523,000    PRUDENTIAL INSURANCE COMPANY OF AMERICA++                      7.65     07/01/2007       3,575,081
   1,385,000    SAFECO CORPORATION                                             4.88     02/01/2010       1,377,996
   3,700,000    UNITRIN INCORPORATED                                           5.75     07/01/2007       3,703,315
   2,675,000    WR BERKLEY CORPORATION                                         5.13     09/30/2010       2,660,919
                                                                                                        35,785,654
                                                                                                      ------------
MACHINERY - 0.07%
     600,000    JLG INDUSTRIES INCORPORATED                                    8.25     05/01/2008         622,974
     100,000    JLG INDUSTRIES INCORPORATED                                    8.38     06/15/2012         105,484
                                                                                                           728,458
                                                                                                      ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.67%
     425,000    CENTRAL GARDEN & PET COMPANY                                   9.13     02/01/2013         442,000
   3,300,000    GENERAL ELECTRIC COMPANY<<                                     5.00     02/01/2013       3,298,277
   2,000,000    HONEYWELL INTERNATIONAL INCORPORATED                           6.13     11/01/2011       2,094,932
     585,000    JACUZZI BRANDS INCORPORATED                                    9.63     07/01/2010         624,488
     330,000    OWENS-BROCKWAY                                                 8.88     02/15/2009         338,250
                                                                                                         6,797,947
                                                                                                      ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                             INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                   RATE         DATE          VALUE
MISCELLANEOUS RETAIL - 0.10%
$   500,000    AMERIGAS PARTNERS LP                                             7.25%    05/20/2015    $    500,000
    545,000    LAMAR MEDIA CORPORATION                                          6.63     08/15/2015         529,331
                                                                                                          1,029,331
                                                                                                       ------------
MOTION PICTURES - 0.31%
  3,000,000    TIME WARNER INCORPORATED                                         6.75     04/15/2011       3,165,840
                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.62%
  2,575,000    ATHENA NEUROSCIENCES FINANCE LLC                                 7.25     02/21/2008       2,626,500
  3,500,000    FORD MOTOR CREDIT COMPANY                                        7.38     10/28/2009       3,494,145
    200,000    GENERAL MOTORS ACCEPTANCE CORPORATION+/-                         7.60     12/01/2014         208,424
                                                                                                          6,329,069
                                                                                                       ------------
OIL & GAS EXTRACTION - 0.62%
  1,250,000    CHESAPEAKE ENERGY CORPORATION                                    7.50     06/15/2014       1,290,625
    150,000    CHESAPEAKE ENERGY CORPORATION                                    6.38     06/15/2015         145,875
  2,250,000    MARATHON OIL CORPORATION CONSOLIDATED                            6.85     03/01/2008       2,284,731
    150,000    MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                     6.88     11/01/2014         141,000
    450,000    PARKER DRILLING COMPANY                                          9.63     10/01/2013         492,750
    250,000    POGO PRODUCING COMPANY++                                         7.88     05/01/2013         256,250
    250,000    POGO PRODUCING COMPANY                                           6.63     03/15/2015         240,000
  1,200,000    SEMCO ENERGY INCORPORATED                                        8.00     06/30/2016       1,200,000
    300,000    STONE ENERGY CORPORATION                                         6.75     12/15/2014         286,500
                                                                                                          6,337,731
                                                                                                       ------------
PAPER & ALLIED PRODUCTS - 0.23%
  1,750,000    INTERNATIONAL PAPER COMPANY                                      6.75     09/01/2011       1,871,538
    600,000    SOLO CUP COMPANY<<                                               8.50     02/15/2014         504,000
                                                                                                          2,375,538
                                                                                                       ------------
PERSONAL SERVICES - 0.05%
    500,000    SERVICE CORPORATION INTERNATIONAL                                6.50     03/15/2008         500,625
                                                                                                       ------------
PRIMARY METAL INDUSTRIES - 0.05%
    125,000    CENTURY ALUMINUM COMPANY                                         7.50     08/15/2014         125,938
    100,000    INTERNATIONAL STEEL GROUP                                        6.50     04/15/2014         102,500
    273,000    UNITED STATES STEEL CORPORATION                                 10.75     08/01/2008         296,888
                                                                                                            525,326
                                                                                                       ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.30%
    500,000    HOUGHTON MIFFLIN COMPANY                                         8.25     02/01/2011         520,625
  2,350,000    VIACOM INCORPORATED                                              7.70     07/30/2010       2,539,708
                                                                                                          3,060,333
                                                                                                       ------------
REAL ESTATE - 0.39%
    800,000    HOST MARRIOTT LP                                                 7.13     11/01/2013         817,000
  1,300,000    HOUSING URBAN DEVELOPMENT SERIES 04-A                            5.08     08/01/2013       1,324,928
    500,000    ROUSE COMPANY                                                    5.38     11/26/2013         470,980
  1,250,000    SHURGARD STORAGE CENTERS                                         7.75     02/22/2011       1,356,081
                                                                                                          3,968,989
                                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.47%
  2,500,000    DEVELOPERS DIVERSIFIED REALTY CORPORATION                        3.88     01/30/2009       2,426,490
    800,000    PROLOGIS TRUST                                                   5.25     11/15/2010         800,931
  1,500,000    SIMON PROPERTY GROUP LP                                          5.75     05/01/2012       1,536,285
                                                                                                          4,763,706
                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                               INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                    RATE       DATE           VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.89%
$  2,500,000    GOLDMAN SACHS GROUP INCORPORATED                                                 6.88%    01/15/2011    $  2,670,278
   2,750,000    MERRILL LYNCH & COMPANY                                                          6.05     05/16/2016       2,888,171
   3,250,000    MORGAN STANLEY                                                                   6.75     04/15/2011       3,462,820
                                                                                                                           9,021,269
                                                                                                                        ------------
TRANSPORTATION BY AIR - 0.43%
     505,583    CONTINENTAL AIRLINES INCORPORATED SERIES 972A                                    7.15     06/30/2007         501,396
     478,337    CONTINENTAL AIRLINES INCORPORATED SERIES 974C                                    6.80     07/02/2007         475,945
   3,242,542    FEDEX CORPORATION SERIES 97-B                                                    7.52     01/15/2018       3,430,938
                                                                                                                           4,408,279
                                                                                                                        ------------
TRANSPORTATION EQUIPMENT - 0.29%
   2,100,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                            5.13     05/09/2008       2,073,206
     860,000    NAVISTAR INTERNATIONAL CORPORATION<<                                             7.50     06/15/2011         860,000
                                                                                                                           2,933,206
                                                                                                                        ------------
WATER TRANSPORTATION - 0.04%
     400,000    OVERSEAS SHIPHOLDING GROUP                                                       8.25     03/15/2013         419,500
                                                                                                                        ------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.04%
     500,000    SPECTRUM BRANDS INCORPORATED                                                     7.38     02/01/2015         421,250
                                                                                                                        ------------
TOTAL CORPORATE BONDS & NOTES (COST $233,391,630)                                                                        239,667,942
                                                                                                                        ------------
FOREIGN CORPORATE BONDS - 0.75%
   2,000,000    BARCLAYS BANK PLC+/-++                                                           5.93     12/15/2016       2,041,760
   2,750,000    CONOCOPHILLIPS                                                                   5.63     10/15/2016       2,815,618
     250,000    NOVELIS INCORPORATED++                                                           7.25     02/15/2015         240,000
   2,500,000    SABMILLER PLC++                                                                  6.20     07/01/2011       2,585,068
TOTAL FOREIGN CORPORATE BONDS@ (COST $7,498,163)                                                                           7,682,446
                                                                                                                        ------------
MUNICIPAL BONDS & NOTES - 6.07%
   2,300,000    BRIDGEPORT COUNTY GO TAXABLE PENSION BONDS (FGIC INSURED)                        7.33     01/15/2007       2,305,359
   1,000,000    CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                           4.88     01/01/2015         988,150
   2,035,000    CITY OF MINNEAPOLIS MN SERIES A                                                  6.00     02/01/2026       2,079,098
   5,030,000    HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE                7.40     12/01/2025       6,178,148
   5,160,000    INDIANA BOND BANK REVENUE                                                        4.73     01/15/2014       5,089,205
   5,000,000    INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SFMR SERIES D-2
                (HOUSING REVENUE, FNMA)                                                          5.41     07/01/2038       5,000,000
   1,215,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES B                            5.15     01/01/2013       1,219,350
     440,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                            5.21     01/01/2014         441,272
   1,250,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J                            5.92     07/01/2034       1,272,713
     890,000    LA CROSSE WI SERIES B                                                            5.00     12/01/2009         888,140
     940,000    LA CROSSE WI SERIES B                                                            5.20     12/01/2010         943,055
   2,210,000    LOYOLA UNIVERSITY ILLINOIS                                                       4.80     07/01/2013       2,151,656
   2,000,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES 15             6.05     01/01/2012       2,108,780
   2,100,000    MINNESOTA STATE HOUSING FINANCE AGENCY                                           5.85     07/01/2036       2,132,781
   4,545,000    MINNESOTA STATE HOUSING FINANCE AGENCY                                           6.13     07/01/2038       4,662,670
   3,000,000    NEW YORK STATE ENVIRONMENTAL FACSCROPT STATE PERSONAL INCOME TAX REVENUE         4.90     12/15/2011       2,987,910
   1,500,000    OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPL DISTRICT EXCISE TAX REVENUE          8.25     03/01/2035       1,606,620
   4,000,000    OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE SERIES K          5.97     03/01/2029       4,085,760
   2,500,000    OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE SERIES O          5.47     09/01/2025       2,508,875
   3,435,000    PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                              5.84     04/01/2037       3,511,017
   1,015,000    STATE OF ILLINOIS                                                                4.95     06/01/2023         995,076
   1,000,000    STATE OF TEXAS                                                                   7.15     12/01/2009       1,058,520
   1,000,000    STRATFORD CT                                                                     6.28     02/15/2009       1,027,750
   2,175,000    WISCONSIN HOUSING & ECOMONIC DEVELOPMENT AUTHORITY HOME OWNERSHIP REVENUE        5.73     09/01/2037       2,192,270

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE           VALUE
MUNICIPAL BONDS & NOTES (CONTINUED)
$  4,215,000    WISCONSIN HOUSING & ECOMONIC DEVELOPMENT AUTHORITY HOME OWNERSHIP
                REVENUE SERIES D                                                              5.81%    03/01/2037    $  4,333,231
TOTAL MUNICIPAL BONDS & NOTES (COST $60,057,393)                                                                       61,767,406
                                                                                                                     ------------
PRIVATE INVESTMENT PARTNERSHIPS - 0.16%
         312    PPM AMERICA CBO II LP                                                                                       8,814
   2,500,000    TOLL ROAD INVESTMENT PARTNERSHIP II LP++^                                                               1,623,278
TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,840,566)                                                                 1,632,092
                                                                                                                     ------------
TERM LOANS - 0.54%
   1,500,000    BSC INTERNATIONAL HOLDING TERM LOAN+/-                                        6.20     04/21/2011       1,492,500
     921,071    CITGO PETROLEUM CORPORATION TERM LOAN+/-                                      6.68     11/15/2012         919,054
     496,250    GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                           7.50     12/20/2012         497,069
     500,000    KOCH FORREST PRODUCTS 2ND LIEN TERM LOAN C+/-                                 8.21     12/23/2013         500,965
     544,615    NOVELIS INCORPORATED TERM LOAN B+/-                                           7.62     01/07/2012         545,639
   1,500,000    OSHKOSH TRUCK CORPORATION TERM LOAN                                           7.37     12/06/2013       1,500,000
TOTAL TERM LOANS (COST $5,460,207)                                                                                      5,455,227
                                                                                                                     ------------
US TREASURY SECURITIES - 9.19%

US TREASURY BONDS - 6.92%
   2,250,000    US TREASURY BOND<<                                                            8.00     11/15/2021       3,057,012
  11,150,000    US TREASURY BOND<<                                                            7.25     08/15/2022      14,348,656
  22,340,000    US TREASURY BOND<<                                                            6.25     08/15/2023      26,413,565
   4,310,000    US TREASURY BOND<<                                                            6.75     08/15/2026       5,454,844
  12,440,000    US TREASURY BOND<<                                                            6.13     08/15/2029      15,007,691
     250,000    US TREASURY BOND<<                                                            5.38     02/15/2031         277,149
   5,300,000    US TREASURY BOND - INFLATION PROTECTED<<&                                     2.38     01/15/2025       5,900,282
                                                                                                                       70,459,199
                                                                                                                     ------------
US TREASURY NOTES - 2.27%
   5,000,000    US TREASURY NOTE<<                                                            5.13     05/15/2016       5,250,780
   7,000,000    US TREASURY NOTE<<                                                            4.88     08/15/2016       7,220,115
  10,500,000    US TREASURY NOTE - INFLATION PROTECTED&                                       1.63     01/15/2015      10,706,283
                                                                                                                       23,177,178
                                                                                                                     ------------
TOTAL US TREASURY SECURITIES (COST $90,235,991)                                                                        93,636,377
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LENDING - 36.24%

COLLATERAL INVESTED IN OTHER ASSETS - 36.24%
     748,001    ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                     5.46     01/16/2007         748,150
     379,421    ABBEY NATIONAL TREASURY SERVICES PLC+/-                                       5.38     06/29/2007         379,637
     330,638    ABN AMRO BANK NV+/-                                                           5.43     05/11/2007         330,731
     130,087    ALLIED IRISH BANKS NORTH AMERICA                                              5.31     12/04/2006         130,030
   1,084,059    AMERICAN EXPRESS BANK+/-                                                      5.39     11/21/2007       1,085,273
   4,986,671    AMERICAN EXPRESS BANK FSB+/-                                                  5.28     01/26/2007       4,986,671
   3,143,771    AMERICAN GENERAL FINANCE CORPORATION+/-++                                     5.35     12/14/2007       3,145,028
     108,406    AMERICAN HONDA FINANCE CORPORATION+/-++                                       5.46     09/27/2007         108,544
   2,710,147    ATLAS CAPITAL FUNDING CORPORATION+/-++                                        5.34     05/10/2007       2,710,147
   2,168,118    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.30     04/25/2007       2,168,205
     151,118    ATOMIUM FUNDING CORPORATION                                                   5.35     02/08/2007         149,601
     390,261    BANK OF AMERICA NA+/-                                                         5.69     09/06/2007         391,448
      97,565    BANK OF IRELAND                                                               5.30     12/05/2006          97,509
     271,015    BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                         5.42     01/12/2007         271,039
     542,029    BEAR STEARNS & COMPANY+/-                                                     5.94     09/27/2007         544,946
  10,840,589    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $10,842,203)      5.36     12/01/2006      10,840,589
  23,307,266    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $23,310,736)      5.36     12/01/2006      23,307,266

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST     MATURITY
PRINCIPAL       SECURITY NAME                                                                   RATE         DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    208,139    BEAR STEARNS & COMPANY SERIES MTNB+/-                                            5.53%    01/16/2007    $    208,183
   7,046,383    BEAR STEARNS COMPANIES INCORPORATED+/-                                           5.39     02/23/2007       7,046,383
   1,626,088    BETA FINANCE INCORPORATED+/-++                                                   5.34     07/17/2007       1,626,592
     216,812    BHP BILLITON FINANCE (USA) LIMITED                                               5.32     12/28/2006         215,958
   7,046,383    BUCKINGHAM II CDO LLC                                                            5.31     12/20/2006       7,026,864
   2,710,147    BUCKINGHAM II CDO LLC++                                                          5.34     01/22/2007       2,689,631
   5,492,601    BUCKINGHAM III CDO LLC                                                           5.30     12/06/2006       5,488,592
   2,710,147    BUCKINGHAM III CDO LLC++                                                         5.31     12/15/2006       2,704,619
   1,555,625    CAIRN HIGH GRADE FUNDING I LLC++                                                 5.35     02/01/2007       1,541,593
   1,842,900    CANCARA ASSET SECURITIZATION LIMITED++                                           5.33     12/04/2006       1,842,089
  15,719,179    CEDAR SPRINGS CAPITAL COMPANY                                                    5.35     12/01/2006      15,719,179
   1,594,000    CEDAR SPRINGS CAPITAL COMPANY                                                    5.30     12/06/2006       1,592,837
     777,595    CEDAR SPRINGS CAPITAL COMPANY                                                    5.33     12/18/2006         775,667
      40,219    CEDAR SPRINGS CAPITAL COMPANY++                                                  5.35     01/08/2007          39,996
     397,416    CEDAR SPRINGS CAPITAL COMPANY                                                    5.36     02/02/2007         393,772
      90,627    CEDAR SPRINGS CAPITAL COMPANY++                                                  5.38     03/12/2007          89,298
   8,969,878    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $8,971,214)                       5.36     12/01/2006       8,969,878
      27,101    CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                       5.36     01/17/2007          26,916
     542,029    CREDIT SUISSE FIRST BOSTON+/-                                                    5.36     03/27/2007         542,029
     487,827    CREDIT SUISSE FIRST BOSTON+/-                                                    5.47     04/05/2007         488,056
     248,249    CREDIT SUISSE FIRST BOSTON+/-                                                    5.74     10/29/2007         249,223
      27,101    CROWN POINT CAPITAL COMPANY                                                      5.39     04/17/2007          26,563
     758,841    CULLINAN FINANCE CORPORATION+/-++                                                5.28     12/20/2006         758,834
      96,915    CULLINAN FINANCE CORPORATION++                                                   5.32     12/21/2006          96,632
   3,730,138    DEER VALLEY FUNDING LLC                                                          5.31     12/11/2006       3,724,692
     543,114    DEER VALLEY FUNDING LLC                                                          5.31     12/14/2006         542,082
   5,420,295    DEER VALLEY FUNDING LLC                                                          5.31     12/15/2006       5,409,237
   5,420,295    DEER VALLEY FUNDING LLC                                                          5.34     01/23/2007       5,378,504
     580,080    DEER VALLEY FUNDING LLC++                                                        5.35     01/24/2007         575,520
   1,611,779    DEER VALLEY FUNDING LLC                                                          5.35     02/06/2007       1,596,064
   1,300,871    DEER VALLEY FUNDING LLC++                                                        5.37     02/27/2007       1,284,207
     246,623    DEUTSCHE BANK AG+/-                                                              5.37     03/15/2007         245,368
     216,812    FAIRWAY FINANCE CORPORATION++                                                    5.33     12/11/2006         216,495
   2,117,059    FAIRWAY FINANCE CORPORATION++                                                    5.32     12/15/2006       2,112,740
  41,194,238    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $41,200,371)                   5.36     12/01/2006      41,194,238
   5,420,295    FIVE FINANCE INCORPORATED+/-++                                                   5.37     01/25/2007       5,422,679
      85,532    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                                 5.31     12/08/2006          85,445
   3,749,651    FOX TROT CDO LIMITED                                                             5.29     12/01/2006       3,749,651
   5,450,431    FOX TROT CDO LIMITED                                                             5.31     12/12/2006       5,441,711
   1,734,494    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                    5.40     06/18/2007       1,734,494
   2,189,257    GENERAL ELECTRIC CAPITAL CORPORATION+/-                                          5.44     06/22/2007       2,190,943
   3,690,137    GENWORTH FINANCIAL INCORPORATED+/-                                               5.53     06/15/2007       3,694,638
   2,710,147    GERMAN RESIDENTIAL FUNDING+/-++                                                  5.35     08/22/2007       2,710,147
     379,421    GOLDMAN SACHS & COMPANY+/-                                                       5.51     01/09/2007         379,478
   5,420,295    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                                  5.46     03/30/2007       5,422,408
   1,105,740    HBOS TREASURY SERVICES PLC+/-++                                                  5.45     01/12/2007       1,105,939
      75,884    IBM CORPORATION SERIES MTN+/-                                                    5.36     06/28/2007          75,918
     331,939    ICICI BANK LIMITED                                                               5.43     12/01/2006         331,939
   3,794,206    ING USA ANNUITY & LIFE INSURANCE+/-                                              5.39     09/17/2007       3,794,206
     215,077    IRISH LIFE & PERMANENT PLC                                                       5.40     12/13/2006         214,701
      27,101    IRISH LIFE & PERMANENT PLC++                                                     5.38     04/04/2007          26,614
     514,928    JPMORGAN CHASE & COMPANY+/-                                                      5.52     12/18/2006         514,964
   6,937,977    KAUPTHING BANK SERIES MTN+/-++                                                   5.38     03/20/2007       6,935,410
     879,822    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                    5.30     12/01/2006         879,822
   2,239,340    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                    5.31     12/12/2006       2,235,758
     420,506    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                    5.31     12/15/2006         419,649

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST     MATURITY
PRINCIPAL       SECURITY NAME                                                                   RATE         DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  1,762,029    LA FAYETTE ASSET SECURITIZATION CORPORATION                                      5.30%    12/28/2006    $  1,755,087
     504,087    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                         5.49     04/20/2007         504,486
     433,624    LIBERTY LIGHT US CAPITAL+/-++                                                    5.47     04/16/2007         433,897
   4,589,472    LIBERTY LIGHTHOUSE FUNDING COMPANY++                                             5.31     12/08/2006       4,584,791
     771,742    LIBERTY STREET FUNDING CORPORATION++                                             5.31     12/15/2006         770,167
  10,786,386    LIBERTY STREET FUNDING CORPORATION++                                             5.29     12/29/2006      10,742,378
   3,794,206    LIQUID FUNDING LIMITED+/-++                                                      5.29     12/01/2006       3,794,206
   1,951,306    LIQUID FUNDING LIMITED++                                                         5.30     12/07/2006       1,949,608
      29,378    LIQUID FUNDING LIMITED++                                                         5.34     12/15/2006          29,318
     525,769    LIQUID FUNDING LIMITED                                                           5.32     12/27/2006         523,776
   1,626,088    LIQUID FUNDING LIMITED                                                           5.44     12/28/2006       1,619,682
   3,794,206    LIQUID FUNDING LIMITED+/-++                                                      5.35     12/29/2006       3,794,168
      46,181    MANE FUNDING CORPORATION                                                         5.31     12/18/2006          46,066
     504,087    MERRILL LYNCH & COMPANY INCORPORATED+/-                                          5.50     01/26/2007         504,218
      54,203    MERRILL LYNCH & COMPANY INCORPORATED+/-                                          5.53     04/20/2007          54,247
     325,218    MERRILL LYNCH & COMPANY INCORPORATED+/-                                          5.47     08/27/2007         325,679
     697,050    MORGAN STANLEY+/-                                                                5.51     01/12/2007         697,154
     108,406    MORGAN STANLEY+/-                                                                5.48     01/19/2007         108,433
     422,783    MORGAN STANLEY+/-                                                                5.50     02/15/2007         422,914
   1,666,741    MORGAN STANLEY SERIES EXL+/-                                                     5.38     12/14/2007       1,666,841
   2,710,147    NATEXIS BANQUES POPULAIRES+/-++                                                  5.37     11/09/2007       2,708,006
   3,246,756    NATIONWIDE BUILDING SOCIETY+/-++                                                 5.51     12/11/2006       3,246,854
   4,276,612    NATIONWIDE BUILDING SOCIETY+/-++                                                 5.49     07/20/2007       4,280,761
      35,015    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                          5.31     12/15/2006          34,944
     582,356    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                          5.32     12/21/2006         580,656
     384,082    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                        5.33     12/22/2006         382,907
   4,923,579    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                          5.30     12/29/2006       4,903,491
   3,258,356    NORTH SEA FUNDING                                                                5.32     12/28/2006       3,245,518
   5,090,199    RACERS TRUST SERIES 2004-6-MM+/-++                                               5.34     05/22/2007       5,090,662
     108,406    RANGER FUNDING CORPORATION                                                       5.32     12/15/2006         108,185
     145,914    RANGER FUNDING CORPORATION                                                       5.33     12/21/2006         145,488
     325,218    REGENCY MARKETS #1                                                               5.33     12/07/2006         324,935
     130,087    REGENCY MARKETS #1                                                               5.32     12/15/2006         129,822
     574,551    REGENCY MARKETS #1                                                               5.32     12/18/2006         573,126
     354,487    ROYAL BANK OF SCOTLAND PLC+/-++                                                  5.37     03/30/2007         354,615
      37,834    SAINT GERMAIN FUNDING++                                                          5.35     01/16/2007          37,580
   2,710,147    SEDNA FINANCE INCORPORATED+/-++                                                  5.36     12/08/2006       2,710,147
   2,601,741    SEDNA FINANCE INCORPORATED+/-++                                                  5.33     04/11/2007       2,602,054
   7,607,383    SLM CORPORATION+/-                                                               5.50     01/25/2007       7,609,361
     555,038    SLM CORPORATION+/-                                                               5.59     07/25/2007         556,059
   2,168,118    SLM CORPORATION+/-++                                                             5.32     12/12/2007       2,168,747
      65,044    SVENSKA HANDELSBANKEN INCORPORATED                                               5.34     01/26/2007          64,513
   6,385,757    TASMAN FUNDING INCORPORATED++                                                    5.30     12/04/2006       6,382,948
   1,119,399    THAMES ASSET GLOBAL SECURITIZATION #1                                            5.29     12/29/2006       1,114,832
     246,190    THAMES ASSET GLOBAL SECURITIZATION #1++                                          5.33     01/11/2007         244,720
     161,958    THUNDER BAY FUNDING INCORPORATED                                                 5.31     12/15/2006         161,628
     382,673    TICONDEROGA FUNDING LLC                                                          5.32     12/27/2006         381,222
   3,759,191    TICONDEROGA FUNDING LLC                                                          5.32     12/28/2006       3,744,380
  15,462,908    TIERRA ALTA FUNDING I LIMITED                                                    5.31     12/19/2006      15,422,395
  10,840,589    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                        5.51     12/31/2007      10,840,589
   2,083,453    TRAVELERS INSURANCE COMPANY+/-                                                   5.39     02/09/2007       2,083,411
      27,752    TULIP FUNDING CORPORATION                                                        5.38     04/25/2007          27,169
     271,015    UBS FINANCE (DELAWARE) LLC                                                       5.33     12/05/2006         270,858
   2,710,147    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                               5.33     03/09/2007       2,710,662
   4,282,033    VARIABLE FUNDING CAPITAL CORPORATION                                             5.32     12/06/2006       4,278,907
     248,900    VERSAILLES CDS LLC++                                                             5.34     12/19/2006         248,248

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                            INTEREST     MATURITY
PRINCIPAL         SECURITY NAME                                               RATE         DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       169,113   VERSAILLES CDS LLC++                                         5.33%     12/21/2006      $    168,619
         41,086   VERSAILLES CDS LLC++                                         5.32      12/22/2006             40,960
        876,787   VERSAILLES CDS LLC                                           5.31      12/28/2006            873,332
      2,710,147   WAL-MART STORES INCORPORATED+/-                              5.26      03/28/2007          2,710,174
        379,746   WHISTLEJACKET CAPITAL LIMITED                                5.30      12/07/2006            379,415
        419,422   WHISTLEJACKET CAPITAL LIMITED                                5.31      12/12/2006            418,751
      1,164,388   WHITE PINE FINANCE LLC                                       5.31      12/13/2006          1,162,350
        225,267   WHITE PINE FINANCE LLC++                                     5.31      12/15/2006            224,808
      3,366,003   WORLD OMNI VEHICLE LEASING                                   5.31      12/11/2006          3,361,089
      1,084,059   WORLD OMNI VEHICLE LEASING                                   5.31      12/12/2006          1,082,324
     13,306,281   WORLD OMNI VEHICLE LEASING                                   5.31      12/14/2006         13,280,999
                                                                                                           369,000,196
                                                                                                       ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $369,000,196)                                                369,000,196
                                                                                                       ---------------
SHARES

TOTAL SHORT-TERM INVESTMENTS - 0.68%
      6,966,777   WELLS FARGO MONEY MARKET TRUST~+++                                                         6,966,777
                                                                                                       ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,966,777)                                                               6,966,777
                                                                                                       ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,377,764,191)*                       136.18%                                                   $ 1,386,791,463
OTHER ASSETS AND LIABILITIES, NET            (36.18)                                                      (368,451,366)
                                           --------                                                    ---------------
TOTAL NET
ASSETS                                       100.00%                                                   $ 1,018,340,097
                                           ========                                                    ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,966,777.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

PRINCIPAL       SECURITY NAME                                 INTEREST RATE    MATURITY DATE     VALUE
SCHEDULE OF SECURITIES SOLD SHORT - (0.88%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - (0.88%)
$ (9,000,000)   FNMA TBA%%                                        5.50%         12/01/2032    $ (8,966,250)
                                                                                              ------------

TOTAL SHORT SALES (COST $(8,886,797))                                                           (8,966,250)
                                                                                              ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST     MATURITY
PRINCIPAL       SECURITY NAME                                                                   RATE         DATE           VALUE
AGENCY NOTES - INTEREST BEARING - 1.68%
FEDERAL HOME LOAN BANK - 0.84%
$5,530,000     FHLB<<                                                                            4.25%    05/16/2008    $  5,486,750
                                                                                                                        ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.84%
 4,850,000     FHLMC<<                                                                           4.25     06/23/2008       4,810,924
   630,000     FHLMC<<                                                                           4.30     05/05/2008         624,440
                                                                                                                           5,435,364
                                                                                                                        ------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $10,891,454)                                                                  10,922,114
                                                                                                                        ------------
AGENCY SECURITIES - 28.37%

FEDERAL AGENCY & GOVERNMENT - 0.24%
     4,829     SBA #500276+/-                                                                   10.13     05/25/2007           4,800
   168,036     SBA #500957+/-                                                                    8.50     07/25/2014         174,875
   105,974     SBA #501224+/-                                                                    6.50     06/25/2015         108,033
    16,050     SBA #502966+/-                                                                    9.48     05/25/2015          16,935
   138,054     SBA #503405+/-                                                                    8.63     05/25/2016         145,953
   455,589     SBA #503611+/-                                                                    8.13     12/25/2021         484,027
    18,135     SBA #503653+/-                                                                    8.88     01/25/2010          18,478
   260,520     SBA #503658+/-                                                                    9.38     09/25/2010         268,429
   306,365     SBA SERIES 2000-10C CLASS 1                                                       7.88     05/01/2010         316,679
                                                                                                                           1,538,209
                                                                                                                        ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.06%
 5,100,793     FHLMC #1G0052+/-                                                                  4.79     02/01/2035       5,056,460
   282,403     FHLMC #786614+/-                                                                  6.79     08/01/2025         286,550
   119,813     FHLMC #845151+/-                                                                  6.85     06/01/2022         123,988
    18,173     FHLMC #846367+/-                                                                  6.80     04/01/2029          18,895
 4,000,000     FHLMC #E02227                                                                     6.00     11/01/2021       4,068,906
 1,351,292     FHLMC #E90573<<                                                                   6.00     07/01/2017       1,374,570
 6,726,166     FHLMC #G11693<<                                                                   5.00     05/15/2020       6,714,194
10,401,839     FHLMC #G11696<<                                                                   5.50     05/15/2020      10,452,423
 2,217,663     FHLMC #G90030<<                                                                   7.50     07/17/2017       2,291,187
    13,656     FHLMC SERIES 1192 CLASS I                                                         7.50     01/15/2007          13,627
 2,460,887     FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A                     7.00     02/25/2043       2,543,748
 4,604,951     FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2                    7.00     03/25/2043       4,738,260
 3,542,742     FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2                    7.00     07/25/2043       3,647,919
 4,295,877     FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A                     7.50     09/25/2043       4,456,972
                                                                                                                          45,787,699
                                                                                                                        ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.59%
   172,059     FNMA #155506+/-                                                                   6.54     04/01/2022         173,251
   475,012     FNMA #190815+/-                                                                   4.92     07/01/2017         476,186
    36,482     FNMA #220706+/-                                                                   6.86     06/01/2023          36,833
   227,395     FNMA #253482                                                                      8.50     10/01/2030         242,915
 2,930,009     FNMA #289517<<+/-                                                                 5.34     04/01/2034       2,957,348
 6,140,552     FNMA #295541<<+/-                                                                 5.42     10/01/2032       6,236,801
    44,135     FNMA #318464+/-                                                                   7.00     04/01/2025          44,731
   110,726     FNMA #321051+/-                                                                   7.09     08/01/2025         111,480
    59,174     FNMA #331866+/-                                                                   6.42     12/01/2025          60,158
   703,816     FNMA #383629                                                                      6.06     05/01/2008         709,827
   933,767     FNMA #385793<<                                                                    3.64     07/01/2007         923,256
 3,649,957     FNMA #420263<<+/-                                                                 5.43     10/01/2024       3,674,550
 3,276,118     FNMA #420264+/-                                                                   5.43     07/01/2034       3,298,191
 4,638,647     FNMA #460223<<                                                                    5.95     01/01/2009       4,639,024
15,000,000     FNMA #460900<<                                                                    3.92     01/01/2008      14,817,087
    29,424     FNMA #46698+/-                                                                    5.68     12/01/2015          29,481

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                            INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE         DATE           VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 1,842,456   FNMA #545643<<                                                                   6.17%    12/01/2008    $  1,861,979
  2,007,711   FNMA #545927<<                                                                   6.50     12/01/2015       2,054,218
  2,818,653   FNMA #631367<<                                                                   5.50     02/01/2017       2,834,122
  3,851,159   FNMA #686043<<+/-                                                                4.42     07/01/2033       3,834,201
  2,829,276   FNMA #693015+/-                                                                  4.11     06/01/2033       2,803,060
  1,299,314   FNMA #732003+/-                                                                  4.35     09/01/2033       1,290,118
  2,911,182   FNMA #734329<<+/-                                                                4.22     06/01/2033       2,895,776
  3,316,056   FNMA #735572                                                                     5.00     04/01/2014       3,306,187
  5,374,428   FNMA #735977<<+/-                                                                4.69     08/01/2035       5,335,356
  5,025,450   FNMA #739757<<+/-                                                                4.03     08/01/2033       4,976,801
  4,038,510   FNMA #741447<<+/-                                                                3.93     10/01/2033       3,976,954
  3,888,416   FNMA #741454<<+/-                                                                4.08     10/01/2033       3,824,993
  4,699,430   FNMA #745649<<+/-                                                                4.61     11/01/2035       4,597,136
  3,214,157   FNMA #750805<<+/-                                                                4.68     11/25/2033       3,188,720
  3,602,033   FNMA #764265<<+/-                                                                4.20     05/01/2034       3,467,965
  2,418,626   FNMA #783249<<+/-                                                                5.96     04/01/2044       2,436,977
  8,143,077   FNMA #783251<<+/-                                                                5.96     04/01/2044       8,204,862
  9,230,201   FNMA #789463+/-                                                                  4.39     06/01/2034       9,018,248
  3,226,670   FNMA #806504<<+/-                                                                5.96     10/01/2034       3,253,350
  2,871,479   FNMA #806505<<+/-                                                                5.96     10/01/2044       2,894,920
  4,352,256   FNMA #826179<<+/-                                                                4.69     07/01/2035       4,327,054
  3,875,025   FNMA #834933<<+/-                                                                5.06     07/01/2035       3,858,563
  3,223,417   FNMA #849014<<+/-                                                                5.54     01/01/2036       3,238,492
    811,819   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                      7.50     05/25/2042         848,905
  1,143,091   FNMA SERIES 2002-90 CLASS A2                                                     6.50     11/25/2042       1,168,087
  2,114,187   FNMA SERIES 2003-W4 CLASS 3A                                                     7.00     10/25/2042       2,185,652
  2,377,827   FNMA SERIES 2004-W2 CLASS 2A2                                                    7.00     02/25/2044       2,471,814
    953,949   FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                         7.50     08/25/2042       1,001,690
                                                                                                                       133,587,319
                                                                                                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.02%
    104,360   GNMA #780533                                                                     7.00     07/15/2008         107,698
                                                                                                                      ------------
STUDENT LOAN MARKETING ASSOCIATION - 0.46%
  3,000,000   SLM STUDENT LOAN TRUST SERIES 1999-3 CLASS CTFS+/-                               5.78     01/26/2015       3,020,918
                                                                                                                      ------------
TOTAL AGENCY SECURITIES (COST $185,574,292)                                                                            184,041,843
                                                                                                                      ------------
ASSET BACKED SECURITIES - 18.37%
  2,000,000   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2006-1 CLASS A3                  5.11     10/06/2010       1,999,147
    108,109   ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2 CLASS A1+/-      5.84     06/15/2031         108,584
  4,300,000   BANK OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A4                    5.17     12/20/2010       4,299,681
  3,000,000   BANK ONE ISSUANCE TRUST SERIES 2003-B3 CLASS B3+/-                               5.64     05/16/2011       3,012,878
  6,500,000   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3                          3.87     06/15/2009       6,436,106
    400,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS B2+/-                   5.77     12/10/2008         400,031
  3,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1                      4.40     09/15/2008       2,965,875
  8,000,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(C)                       10.00     07/25/2008       1,310,000
    365,043   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-                5.72     03/25/2033         365,300
    208,801   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS A1+/-++              5.82     09/25/2032         209,483
    134,943   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS A1+/-++              5.74     01/25/2033         135,385
    934,693   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS A1+/-++              5.69     11/25/2033         938,944
    187,422   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-                      5.56     05/15/2028         187,430
    841,076   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-                      5.56     08/15/2028         841,377
    656,439   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-                      5.69     12/15/2028         658,603
  3,399,155   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-                     5.56     02/15/2035       3,399,495
    910,147   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                         6.07     09/25/2033         913,393
    605,123   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-                  5.60     09/25/2031         605,120

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                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                            INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE         DATE         VALUE
ASSET BACKED SECURITIES (CONTINUED)
$  237,150   FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-                    6.26%     11/19/2032   $    238,267
   371,952   FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                               5.53      01/25/2024        372,168
 1,291,880   FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                               5.61      10/25/2034      1,295,764
 1,864,500   FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                               5.48      10/25/2034      1,864,436
   538,049   FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                                7.55      11/10/2023        537,165
 2,794,093   FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                            5.57      01/20/2033      2,797,352
 4,000,000   GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS A3+/-++                 5.58      08/26/2019      3,998,000
 6,000,000   GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++                          4.38      07/22/2009      5,958,483
   943,475   GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++                        5.62      12/02/2013        944,098
   323,096   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-                       5.55      03/15/2035        324,981
 5,000,000   GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                        4.45      05/17/2010      4,964,796
 4,989,358   GSAMP TRUST SERIES 2006-SD2 CLASS A1+/-++                                        5.43      05/25/2046      4,989,358
 3,112,329   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS A1+/-         5.59      01/20/2035      3,115,643
 1,293,173   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2 CLASS A3                        3.93      01/15/2009      1,284,268
 4,500,000   HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-1 CLASS A4                                4.35      06/18/2012      4,439,760
 4,883,126   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-                       5.48      01/20/2036      4,884,943
   190,549   LEHMAN ABS CORPORATION SERIES 2004-2 CLASS A+/-                                  5.54      12/25/2033        190,676
 2,618,086   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-              5.81      10/20/2029      2,645,136
 1,295,538   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS A1+/-              5.67      11/15/2031      1,297,257
   716,015   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST SERIES 2003-2
             CLASS A+/-                                                                       5.58      04/25/2016        717,194
 3,750,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(C)                6.00      08/25/2011        967,838
 2,830,000   NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A CLASS A3                4.22      02/15/2010      2,803,195
 3,125,000   NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                                   5.11      03/15/2010      3,124,804
 2,294,599   RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-                      5.82      12/25/2033      2,312,571
 2,586,626   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8 CLASS A6+/-             4.86      12/25/2032      2,565,581
 2,491,034   SASC SERIES 2006-GEL3 CLASS A1+/-++                                              5.44      07/25/2036      2,490,761
 2,685,202   SBI HELOC TRUST SERIES 2005-HE1 1A+/-++                                          5.51      11/25/2035      2,688,559
   872,821   SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                                 5.65      06/20/2033        873,166
 1,095,401   SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                       5.68      10/19/2026      1,091,756
 3,500,000   SSB RV TRUST SERIES 2001-1 CLASS A5                                              6.30      04/15/2016      3,504,765
 2,500,000   TURQUOISE CARD BACKED SECURITIES PLC SERIES 2006-1A CLASS B+/-++                 5.48      05/16/2011      2,501,563
 2,250,000   USXL FUNDING LLC SERIES 2006-1A CLASS A++                                        5.38      04/15/2014      2,249,990
   224,967   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 CLASS A+/-            5.75      12/25/2032        225,215
 1,835,205   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2 CLASS AII1+/-         5.58      07/02/2018      1,839,539
 1,544,462   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS A+/-            5.54      06/25/2034      1,546,020
 2,750,000   WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                                 4.79      04/20/2010      2,740,874
 4,000,000   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                                 4.39      05/17/2013      3,963,520
 6,055,000   WORLD OMNI AUTO RECIVABLES TRUST SERIES 2005-B CLASS A3                          4.40      05/20/2009      6,026,343

TOTAL ASSET BACKED SECURITIES (COST $119,348,612)                                                                     119,162,637
                                                                                                                     ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.22%
   112,295   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-                   6.80      07/20/2032        112,753
 1,387,970   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-                   4.57      02/25/2033      1,370,371
 3,025,722   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-                  5.97      07/20/2035      3,033,568
 2,320,903   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                   5.94      06/30/2035      2,327,067
 4,871,702   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0A10 CLASS 1A1+/-                 5.72      08/25/2046      4,871,702
 3,349,630   COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                               5.68      04/25/2025      3,361,873
 3,224,801   COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                               5.65      12/29/2034      3,239,327
 3,853,111   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                             5.72      11/25/2034      3,871,592
 3,999,997   CPS AUTO TRUST SERIES 2006-A CLASS A3++                                          5.24      10/15/2010      4,003,749
   525,036   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-AR17 CLASS 2A1+/-    6.07      12/19/2039        533,339
   866,906   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-AR2 CLASS 2A1+/-     4.85      02/25/2033        874,523
   196,911   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS A7+/-                 5.57      05/25/2031        196,897
 3,075,989   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-                 5.78      02/25/2043      3,095,516
 3,975,744   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS 1A1+/-                5.86      02/25/2045      3,993,375

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE      DATE           VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$3,375,856   FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                        5.57%   09/20/2023   $  3,383,699
   595,222   FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                                      5.43    09/26/2033        598,012
    85,847   FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                                        5.56    08/25/2031         85,852
   289,248   FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                                       5.68    02/25/2033        289,300
   998,900   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-                   5.60    03/25/2027      1,001,244
 4,000,000   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS A2+/-                   5.47    02/25/2036      4,004,109
   335,619   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-                         5.55    07/25/2029        336,891
 4,159,039   GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-                     5.61    02/25/2036      4,161,334
 5,000,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2003-C2 CLASS A2           4.02    01/05/2036      4,889,366
 8,814,831   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                             5.72    10/25/2034      8,859,143
 1,965,846   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+/-++                           5.67    03/25/2035      1,973,187
 5,252,064   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+/-                             5.67    09/25/2035      5,258,985
 2,794,375   GSRPM MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+/-++                              5.62    03/25/2035      2,802,235
 3,412,795   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                        5.67    01/19/2035      3,429,257
 1,270,800   INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-                                      5.54    09/16/2035      1,271,575
   854,327   KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                              5.53    10/25/2025        855,517
 1,631,741   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2 CLASS 2A2+/-          4.21    02/25/2033      1,643,560
   373,220   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-                      5.70    09/15/2021        373,343
   961,827   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-                      5.60    03/16/2026        963,096
 3,811,744   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-                      5.70    03/15/2025      3,826,825
 2,289,480   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-                    5.87    03/25/2028      2,296,301
 2,179,354   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-                     5.66    04/25/2028      2,189,698
 1,710,256   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-                     5.55    04/25/2029      1,711,040
 3,686,164   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-                  4.60    03/25/2033      3,700,393
 2,326,686   MSDWCC HELOC TRUST SERIES 2003-1 CLASS A+/-                                        5.59    11/25/2015      2,326,881
 1,366,193   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                        5.67    11/10/2030      1,368,591
   449,289   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D                             7.56    11/10/2030        463,316
   481,070   OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                           5.74    02/25/2033        481,637
    17,866   RESIDENTIAL FUNDING MORTGAGE SECURITIES CORPORATION SERIES 2003-RP1 CLASS A1+/-    5.82    05/05/2033         17,868
   722,775   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2002-HS3 CLASS 2A+/-   5.66    08/25/2032        722,785
   750,077   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2003-HS1 CLASS AII+/   5.61    12/25/2032        750,061
 1,360,330   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2004-HS3 CLASS A+/-    5.59    09/25/2029      1,362,126
 3,237,165   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                       5.72    10/20/2027      3,241,824
 2,889,199   SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                                   5.64    12/20/2033      2,891,047
 5,254,127   SMALL BUSINESS ADMINISTRATION SERIES 1999-20B CLASS 1                              5.95    02/01/2019      5,392,648
 1,647,240   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-                3.83    03/25/2033      1,655,097
 2,162,437   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2 CLASS A+/-++               5.67    11/30/2034      2,161,983
 3,528,524   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4 CLASS A+/-                5.67    09/25/2025      3,523,158
 4,950,409   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3 CLASS 1A1++                6.00    11/25/2036      4,999,913
 1,546,305   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1 CLASS A1+/-++              5.57    08/25/2046      1,546,305
 2,978,797   WASHINGTON MUTUAL MORTGAGE SERIES 2003-AR1 CLASS A6+/-                             4.48    03/25/2033      2,956,342
 4,692,941   WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR1 CLASS A1A+/-                            5.64    01/25/2035      4,711,941
 1,824,361   WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                           5.55    04/25/2035      1,829,453
 5,874,084   WASHINGTON MUTUAL MORTGAGE SERIES 2006-AR11 CLASS 3A1A+/-                          5.58    09/25/2046      5,874,084
 3,727,421   WMALT MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR4 CLASS DA+/-               5.53    06/25/2046      3,727,421
 3,860,448   WMALT MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR5 CLASS 5A+/-               5.75    06/25/2046      3,860,448

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $150,539,628)                                                         150,654,543
                                                                                                                     ------------
CORPORATE BONDS & NOTES - 12.83%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.55%
 3,550,000   MASCO CORPORATION+/-++                                                             5.53    03/09/2007      3,551,793
                                                                                                                     ------------
DEPOSITORY INSTITUTIONS - 3.11%
 3,900,000   ALLFIRST FINANCIAL INCORPORATED                                                    7.20    07/01/2007      3,932,019
 1,500,000   ASSOCIATED BANK GREEN BAY                                                          3.70    03/01/2007      1,477,667
 2,000,000   ASSOCIATED BANK NA+/-                                                              5.49    02/01/2008      2,003,472

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                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                 INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                          RATE      DATE           VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$  500,000   BEAR STEARNS COMPANY INCORPORATED+/-                                   5.53%   01/16/2007   $    500,104
 3,000,000   GREATER BAY BANCORP                                                    5.25    03/31/2008      2,988,954
 1,650,000   MERRIL LYNCH+/-                                                        5.62    01/02/2008      1,654,095
 2,500,000   NATIONAL CITY BANK+/-                                                  5.37    02/07/2008      2,502,403
 2,000,000   ROSLYN BANCORP INCORPORATED                                            7.50    12/01/2008      2,075,932
 3,035,000   WACHOVIA CORPORATIONSS                                                 6.30    04/15/2008      3,078,841
                                                                                                           20,213,487
                                                                                                         ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 0.48%
 3,115,000   DOMINION RESOURCES INCORPORATED SERIES D+/-                            5.66    09/28/2007      3,116,100
                                                                                                         ------------
FOOD & KINDRED PRODUCTS - 0.39%
 2,500,000   GENERAL MILLS INCORPORATED                                             6.38    10/15/2008      2,548,095
                                                                                                         ------------
FORESTRY - 0.10%
   634,000   WEYERHAEUSER COMPANY                                                   6.13    03/15/2007        634,961
                                                                                                         ------------
GENERAL MERCHANDISE STORES - 0.28%
 1,770,000   FEDERATED DEPARTMENT STORES                                            6.63    09/01/2008      1,807,427
                                                                                                         ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.31%
 2,000,000   BRITISH AEROSPACE FINANCE INCORPORATED++                               7.00    07/01/2007      2,013,688
                                                                                                         ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.62%
 4,000,000   NATIONWIDE LIFE GLOBAL FUNDING I+/-++                                  5.46    05/15/2007      4,003,176
                                                                                                         ------------
INSURANCE CARRIERS - 0.98%
 2,840,000   HARTFORD LIFE GLOBAL FUND+/-                                           5.56    09/15/2009      2,849,054
 3,500,000   UNITRIN INCORPORATED                                                   5.75    07/01/2007      3,503,136
                                                                                                            6,352,190
                                                                                                         ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0 31%
 2,000,000   BECKMAN COULTER INCORPORATED                                           7.45    03/04/2008      2,040,210
                                                                                                         ------------
METAL MINING - 0.31%
 2,000,000   ALCAN INCORPORATED                                                     6.25    11/01/2008      2,035,858
                                                                                                         ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.54%
   659,005   3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                               5.62    07/15/2009        663,493
 2,800,000   FORTUNE BRANDS INCORPORATED                                            6.25    04/01/2008      2,824,130
                                                                                                            3,487,623
                                                                                                         ------------
MISCELLANEOUS RETAIL - 0.39%
 2,500,000   ARAMARK SERVICES                                                       7.10    12/01/2006      2,500,000
                                                                                                         ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.63%
 3,575,000   AMERICAN EXPRESS CENTURION+/-                                          5.41    07/19/2007      3,577,892
 2,000,000   AMERICAN GENERAL FINANCE SERIES MTNH+/-                                5.47    04/05/2007      2,000,962
 4,180,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                    5.65    01/09/2007      4,180,635
 3,000,000   JOHN DEERE CAPITAL CORPORATION                                         4.50    08/22/2007      2,982,711
 2,000,000   JOHN HANCOCK GLOBAL FUNDING II+/-++                                    5.54    04/03/2009      2,005,158
 2,325,000   KEYCORP+/-                                                             5.57    07/23/2007      2,328,125
                                                                                                           17,075,483
                                                                                                         ------------
PAPER & ALLIED PRODUCTS - 0.35%
 2,285,000   AVERY DENNISON CORPORATION+/-                                          5.60    08/10/2007      2,287,482
                                                                                                         ------------
REAL ESTATE - 0.91%
 4,000,000   DUKE REALTY CORPORATION+/-                                             5.65    12/22/2006      4,000,104
 1,900,000   JDN REALTY CORPORATION<<                                               6.95    08/01/2007      1,910,642
                                                                                                            5,910,746
                                                                                                         ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                    RATE      DATE           VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.34%
$   2,000,000   WESTERN FINANCIAL BANK                                                           9.63%   05/15/2012   $  2,202,664
                                                                                                                      ------------
TRANSPORTATION EQUIPMENT - 0.23%
    1,500,000   FORD MOTOR CREDIT COMPANY+/-                                                     6.19    09/28/2007      1,494,512
                                                                                                                      ------------
TOTAL CORPORATE BONDS & NOTES (COST $83,469,824)                                                                        83,275,495
                                                                                                                      ------------
FOREIGN CORPORATE BONDS - 0.37%
    2,400,000   SABMILLER PLC+/-++                                                               5.66    07/01/2009      2,401,658
                                                                                                                      ------------
TOTAL FOREIGN CORPORATE BONDS@ (COST $2,400,000)                                                                         2,401,658
                                                                                                                      ------------
LOAN PARTICIPATION - 0.65%
      770,975   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-                                  5.38    10/15/2020        770,975
    2,048,433   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-                            3.61    06/25/2016      2,048,433
    1,412,693   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT SBA GP SERIES D#66+/-         5.37    09/08/2019      1,412,693
   TOTAL LOAN PARTICIPATION (COST $4,232,045)                                                                            4,232,101
                                                                                                                      ------------
MUNICIPAL BONDS & NOTES - 8.24%
    4,700,000   COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE+/-ss             5.46    12/01/2032      4,700,000
      840,000   COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX REVENUE)                5.20    12/01/2006        840,000
      875,000   COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX REVENUE)                5.20    12/01/2007        875,079
      500,000   HOBOKEN NJ SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)                         3.80    01/01/2008        495,365
    1,340,000   INDIANA BOARD BANK REVENUE                                                       3.40    01/15/2007      1,336,878
      170,000   INDIANA BOARD BANK REVENUE                                                       3.53    07/15/2007        168,191
    4,000,000   INDIANA SECONDARY MARKET FOR EDUCATION LOANS (COLLEGE & UNIVERSITY REVENUE,
                GUARANTEED STUDENT LOANS)+/-ss                                                   5.42    05/01/2046      4,000,000
    2,000,000   LOS ANGELES CA USD ELECTION OF 2005 SERIES D                                     5.05    07/01/2008      2,001,120
    3,000,000   MASSACHUSETTS STATE TAXABLE SERIES D                                             4.43    01/01/2007      2,997,840
    5,100,000   MISSOURI HIGHER EDUCATION LOAN AUTHORITY SERIES K (COLLEGE & UNIVERSITY
                REVENUE, GUARANTEED STUDENT LOANS)+/-ss                                          5.39    05/01/2044      5,100,000
    1,350,000   MUNICIPAL ELECTRIC AUTHORITY GA                                                  4.95    01/01/2007      1,349,460
      825,000   NEW YORK NY                                                                      4.00    12/01/2007        815,133
      915,000   NEW YORK NY SERIES J (PROPERTY TAX REVENUE)                                      2.60    06/01/2007        903,050
    1,000,000   NEW YORK STATE TAXABLE-STATE PERSONAL INCOME SERIES B (PROPERTY TAX REVENUE)     2.75    03/15/2008        972,320
    3,000,000   OAKLAND COUNTY MICHIGAN                                                          5.35    04/01/2007      2,998,650
    4,000,000   OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE, GNMA INSURED)          5.57    09/01/2016      4,012,800
    5,000,000   OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING REVENUE)                            5.84    09/01/2016      5,071,650
    4,000,000   PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                                   6.04    10/01/2030      4,049,640
    2,000,000   PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT LOAN REVENUE
                SUB-SERIES E+/-ss                                                                5.45    11/01/2028      2,000,000
    2,575,000   ROBINSDALE MN (PROPERTY TAX REVENUE)                                             3.35    08/01/2007      2,540,289
    3,750,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE REVENUE
                TAXABLE SERIES C-3 (HOUSING REVENUE, FIRST SECURITY BANK LOC)                    5.50    07/01/2026      3,750,000
    2,500,000   STATE OF MICHIGAN (PROPERTY TAX REVENUE LOC)                                     3.99    11/01/2007      2,471,100

TOTAL MUNICIPAL BONDS & NOTES (COST $53,354,816)                                                                        53,448,565
                                                                                                                      ------------
US TREASURY SECURITIES - 4.25%

US TREASURY NOTES - 4.25%
    7,005,000   US TREASURY NOTE<<3                                                              3.00    02/15/2008      6,860,522
    6,925,000   US TREASURY NOTE<<                                                               3.75    05/15/2008      6,834,109
   10,000,000   US TREASURY NOTE<<                                                               4.63    09/30/2008      9,996,090
    4,000,000   US TREASURY NOTE<<                                                               3.38    12/15/2008      3,906,876
                                                                                                                        27,597,597
                                                                                                                      ------------
TOTAL US TREASURY SECURITIES (COST $27,901,686)                                                                         27,597,597
                                                                                                                      ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL         SECURITY NAME                                                               RATE       DATE           VALUE
COLLATERAL FOR SECURITIES LENDING - 24.74%

COLLATERAL INVESTED IN OTHER ASSETS - 24.74%
$    325,436    ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                      5.46%   01/16/2007   $    325,501
      165,076   ABBEY NATIONAL TREASURY SERVICES PLC+/-                                        5.38    06/29/2007        165,171
      143,852   ABN AMRO BANK NV+/-                                                            5.43    05/11/2007        143,893
       56,598   ALLIED IRISH BANKS NORTH AMERICA                                               5.31    12/04/2006         56,573
      471,647   AMERICAN EXPRESS BANK+/-                                                       5.39    11/21/2007        472,175
    2,169,576   AMERICAN EXPRESS BANK FSB+/-                                                   5.28    01/26/2007      2,169,576
    1,367,776   AMERICAN GENERAL FINANCE CORPORATION+/-++                                      5.35    12/14/2007      1,368,323
       47,165   AMERICAN HONDA FINANCE CORPORATION+/-++                                        5.46    09/27/2007         47,225
    1,179,117   ATLAS CAPITAL FUNDING CORPORATION+/-++                                         5.34    05/10/2007      1,179,117
      943,294   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                              5.30    04/25/2007        943,332
       65,748   ATOMIUM FUNDING CORPORATION                                                    5.35    02/08/2007         65,087
      169,793   BANK OF AMERICA NA+/-                                                          5.69    09/06/2007        170,309
       42,448   BANK OF IRELAND                                                                5.30    12/05/2006         42,424
      117,912   BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                          5.42    01/12/2007        117,922
      235,823   BEAR STEARNS & COMPANY+/-                                                      5.94    09/27/2007        237,092
   10,140,410   BEAR STEARNS & COMPANY REPUCHASE AGREEMENT (MATURITY VALUE $10,141,920)        5.36    12/01/2006     10,140,410
    4,716,470   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $4,717,172)        5.36    12/01/2006      4,716,470
       90,556   BEAR STEARNS & COMPANY SERIES MTNB+/-                                          5.53    01/16/2007         90,575
    3,065,705   BEAR STEARNS COMPANIES INCORPORATED+/-                                         5.39    02/23/2007      3,065,705
      707,470   BETA FINANCE INCORPORATED+/-++                                                 5.34    07/17/2007        707,690
       94,329   BHP BILLITON FINANCE (USA) LIMITED                                             5.32    12/28/2006         93,958
    3,065,705   BUCKINGHAM II CDO LLC                                                          5.31    12/20/2006      3,057,213
    1,179,117   BUCKINGHAM II CDO LLC++                                                        5.34    01/22/2007      1,170,191
    2,389,694   BUCKINGHAM III CDO LLC                                                         5.30    12/06/2006      2,387,949
    1,179,117   BUCKINGHAM III CDO LLC++                                                       5.31    12/15/2006      1,176,712
      676,813   CAIRN HIGH GRADE FUNDING I LLC++                                               5.35    02/01/2007        670,709
      801,800   CANCARA ASSET SECURITIZATION LIMITED++                                         5.33    12/04/2006        801,447
    6,839,022   CEDAR SPRINGS CAPITAL COMPANY                                                  5.35    12/01/2006      6,839,022
      693,510   CEDAR SPRINGS CAPITAL COMPANY                                                  5.30    12/06/2006        693,003
      338,312   CEDAR SPRINGS CAPITAL COMPANY                                                  5.33    12/18/2006        337,473
       17,498   CEDAR SPRINGS CAPITAL COMPANY++                                                5.35    01/08/2007         17,401
      172,906   CEDAR SPRINGS CAPITAL COMPANY                                                  5.36    02/02/2007        171,320
       39,430   CEDAR SPRINGS CAPITAL COMPANY++                                                5.38    03/12/2007         38,851
    3,902,570   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $3,903,151)                     5.36    12/01/2006      3,902,570
       11,791   CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                     5.36    01/17/2007         11,711
      235,823   CREDIT SUISSE FIRST BOSTON+/-                                                  5.36    03/27/2007        235,823
      212,241   CREDIT SUISSE FIRST BOSTON+/-                                                  5.47    04/05/2007        212,341
      108,007   CREDIT SUISSE FIRST BOSTON+/-                                                  5.74    10/29/2007        108,431
       11,791   CROWN POINT CAPITAL COMPANY                                                    5.39    04/17/2007         11,557
      330,153   CULLINAN FINANCE CORPORATION+/-++                                              5.28    12/20/2006        330,150
       42,165   CULLINAN FINANCE CORPORATION++                                                 5.32    12/21/2006         42,042
    1,622,890   DEER VALLEY FUNDING LLC                                                        5.31    12/11/2006      1,620,521
      236,295   DEER VALLEY FUNDING LLC                                                        5.31    12/14/2006        235,846
    2,358,235   DEER VALLEY FUNDING LLC                                                        5.31    12/15/2006      2,353,424
    2,358,235   DEER VALLEY FUNDING LLC                                                        5.34    01/23/2007      2,340,053
      252,378   DEER VALLEY FUNDING LLC++                                                      5.35    01/24/2007        250,395
      701,245   DEER VALLEY FUNDING LLC                                                        5.35    02/06/2007        694,408
      565,976   DEER VALLEY FUNDING LLC++                                                      5.37    02/27/2007        558,726
      107,300   DEUTSCHE BANK AG+/-                                                            5.37    03/15/2007        106,754
       94,329   FAIRWAY FINANCE CORPORATION++                                                  5.33    12/11/2006         94,192
      921,079   FAIRWAY FINANCE CORPORATION++                                                  5.32    12/15/2006        919,200
   17,922,584   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $17,925,252)                 5.36    12/01/2006     17,922,584
    2,358,235   FIVE FINANCE INCORPORATED+/-++                                                 5.37    01/25/2007      2,359,272
       37,213   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                               5.31    12/08/2006         37,175

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                 INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                       RATE       DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
   $1,631,380   FOX TROT CDO LIMITED                                                5.29%   12/01/2006     $1,631,380
    2,371,347   FOX TROT CDO LIMITED                                                5.31    12/12/2006      2,367,552
      754,635   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.40    06/18/2007        754,635
      952,491   GENERAL ELECTRIC CAPITAL CORPORATION+/-                             5.44    06/22/2007        953,224
    1,605,486   GENWORTH FINANCIAL INCORPORATED+/-                                  5.53    06/15/2007      1,607,445
    1,179,117   GERMAN RESIDENTIAL FUNDING+/-++                                     5.35    08/22/2007      1,179,117
      165,076   GOLDMAN SACHS & COMPANY+/-                                          5.51    01/09/2007        165,101
    2,358,235   GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.46    03/30/2007      2,359,154
      481,080   HBOS TREASURY SERVICES PLC+/-++                                     5.45    01/12/2007        481,166
       33,015   IBM CORPORATION SERIES MTN+/-                                       5.36    06/28/2007         33,030
      144,418   ICICI BANK LIMITED                                                  5.43    12/01/2006        144,418
    1,650,764   ING USA ANNUITY & LIFE INSURANCE+/-                                 5.39    09/17/2007      1,650,764
       93,575   IRISH LIFE & PERMANENT PLC                                          5.40    12/13/2006         93,411
       11,791   IRISH LIFE & PERMANENT PLC++                                        5.38    04/04/2007         11,579
      224,032   JPMORGAN CHASE & COMPANY+/-                                         5.52    12/18/2006        224,048
    3,018,541   KAUPTHING BANK SERIES MTN+/-++                                      5.38    03/20/2007      3,017,424
      382,789   LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.30    12/01/2006        382,789
      974,281   LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.31    12/12/2006        972,722
      182,952   LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.31    12/15/2006        182,579
      766,615   LA FAYETTE ASSET SECURITIZATION CORPORATION                         5.30    12/28/2006        763,594
      219,316   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.49    04/20/2007        219,489
      188,659   LIBERTY LIGHT US CAPITAL+/-++                                       5.47    04/16/2007        188,778
    1,996,765   LIBERTY LIGHTHOUSE FUNDING COMPANY++                                5.31    12/08/2006      1,994,728
      335,765   LIBERTY STREET FUNDING CORPORATION++                                5.31    12/15/2006        335,081
    4,692,887   LIBERTY STREET FUNDING CORPORATION++                                5.29    12/29/2006      4,673,740
    1,650,764   LIQUID FUNDING LIMITED+/-++                                         5.29    12/01/2006      1,650,764
      848,965   LIQUID FUNDING LIMITED++                                            5.30    12/07/2006        848,226
       12,782   LIQUID FUNDING LIMITED++                                            5.34    12/15/2006         12,756
      228,749   LIQUID FUNDING LIMITED                                              5.32    12/27/2006        227,882
      707,470   LIQUID FUNDING LIMITED                                              5.44    12/28/2006        704,683
    1,650,764   LIQUID FUNDING LIMITED+/-++                                         5.35    12/29/2006      1,650,748
       20,092   MANE FUNDING CORPORATION                                            5.31    12/18/2006         20,042
      219,316   MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.50    01/26/2007        219,373
       23,582   MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.53    04/20/2007         23,601
      141,494   MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.47    08/27/2007        141,695
      303,269   MORGAN STANLEY+/-                                                   5.51    01/12/2007        303,314
       47,165   MORGAN STANLEY+/-                                                   5.48    01/19/2007         47,176
      183,942   MORGAN STANLEY+/-                                                   5.50    02/15/2007        183,999
      725,157   MORGAN STANLEY SERIES EXL+/-                                        5.38    12/14/2007        725,201
    1,179,117   NATEXIS BANQUES POPULAIRES+/-++                                     5.37    11/09/2007      1,178,186
    1,412,583   NATIONWIDE BUILDING SOCIETY+/-++                                    5.51    12/11/2006      1,412,625
    1,860,647   NATIONWIDE BUILDING SOCIETY+/-++                                    5.49    07/20/2007      1,862,452
       15,234   NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.31    12/15/2006         15,203
      253,369   NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.32    12/21/2006        252,629
      167,105   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                           5.33    12/22/2006        166,593
    2,142,126   NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.30    12/29/2006      2,133,386
    1,417,629   NORTH SEA FUNDING                                                   5.32    12/28/2006      1,412,044
    2,214,618   RACERS TRUST SERIES 2004-6-MM+/-++                                  5.34    05/22/2007      2,214,820
       47,165   RANGER FUNDING CORPORATION                                          5.32    12/15/2006         47,068
       63,484   RANGER FUNDING CORPORATION                                          5.33    12/21/2006         63,298
      141,494   REGENCY MARKETS #1                                                  5.33    12/07/2006        141,371
       56,598   REGENCY MARKETS #1                                                  5.32    12/15/2006         56,482
      249,973   REGENCY MARKETS #1                                                  5.32    12/18/2006        249,353
      154,229   ROYAL BANK OF SCOTLAND PLC+/-++                                     5.37    03/30/2007        154,284
       16,460   SAINT GERMAIN FUNDING++                                             5.35    01/16/2007         16,350

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                    INTEREST   MATURITY
PRINCIPAL          SECURITY NAME                                                      RATE       DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,179,117    SEDNA FINANCE INCORPORATED+/-++                                     5.36%   12/08/2006   $  1,179,117
      1,131,953    SEDNA FINANCE INCORPORATED+/-++                                     5.33    04/11/2007      1,132,089
      3,309,783    SLM CORPORATION+/-                                                  5.50    01/25/2007      3,310,643
        241,483    SLM CORPORATION+/-                                                  5.59    07/25/2007        241,928
        943,294    SLM CORPORATION+/-++                                                5.32    12/12/2007        943,567
         28,299    SVENSKA HANDELSBANKEN                                               5.34    01/26/2007         28,068
      2,778,284    TASMAN FUNDING INCORPORATED++                                       5.30    12/04/2006      2,777,061
        487,023    THAMES ASSET GLOBAL SECURITIZATION #1                               5.29    12/29/2006        485,036
        107,111    THAMES ASSET GLOBAL SECURITIZATION #1++                             5.33    01/11/2007        106,472
         70,464    THUNDER BAY FUNDING INCORPORATED                                    5.31    12/15/2006         70,320
        166,491    TICONDEROGA FUNDING LLC                                             5.32    12/27/2006        165,860
      1,635,530    TICONDEROGA FUNDING LLC                                             5.32    12/28/2006      1,629,086
      6,727,525    TIERRA ALTA FUNDING I LIMITED                                       5.31    12/19/2006      6,709,899
      4,716,470    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                           5.51    12/31/2007      4,716,470
        906,458    TRAVELERS INSURANCE COMPANY+/-                                      5.39    02/09/2007        906,440
         12,074    TULIP FUNDING CORPORATION                                           5.38    04/25/2007         11,820
        117,912    UBS FINANCE (DELAWARE) LLC                                          5.33    12/05/2006        117,843
      1,179,117    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  5.33    03/09/2007      1,179,341
      1,863,005    VARIABLE FUNDING CAPITAL CORPORATION                                5.32    12/06/2006      1,861,645
        108,290    VERSAILLES CDS LLC++                                                5.34    12/19/2006        108,006
         73,577    VERSAILLES CDS LLC++                                                5.33    12/21/2006         73,362
         17,875    VERSAILLES CDS LLC++                                                5.32    12/22/2006         17,821
        381,468    VERSAILLES CDS LLC                                                  5.31    12/28/2006        379,965
      1,179,117    WAL-MART STORES INCORPORATED+/-                                     5.26    03/28/2007      1,179,129
        165,218    WHISTLEJACKET CAPITAL LIMITED                                       5.30    12/07/2006        165,074
        182,480    WHISTLEJACKET CAPITAL LIMITED                                       5.31    12/12/2006        182,188
        506,596    WHITE PINE FINANCE LLC                                              5.31    12/13/2006        505,709
         98,008    WHITE PINE FINANCE LLC++                                            5.31    12/15/2006         97,808
      1,464,464    WORLD OMNI VEHICLE LEASING                                          5.31    12/11/2006      1,462,326
        471,647    WORLD OMNI VEHICLE LEASING                                          5.31    12/12/2006        470,892
      5,789,231    WORLD OMNI VEHICLE LEASING                                          5.31    12/14/2006      5,778,231
                                                                                                             160,542,762
                                                                                                            ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $160,542,762)                                                  160,542,762
                                                                                                            ------------
SHARES
TOTAL SHORT-TERM INVESTMENTS - 2.63%
     17,045,801    WELLS FARGO MONEY MARKET TRUST~+++                                                         17,045,801
TOTAL SHORT-TERM INVESTMENTS (COST $17,045,801)                                                               17,045,801
                                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $815,300,920)*                            125.35%                                                     $813,325,116
OTHER ASSETS AND LIABILITIES, NET               (25.35)                                                     (164,487,823)
                                            ----------                                                      ------------
TOTAL NET ASSETS                                100.00%                                                     $648,837,293
                                            ==========                                                      ============

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   Variable rate investments.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

3     SECURITY PLEDGED AS COLLATERAL FOR FUTURE TRANSACTIONS.


~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   Security of an affiliate of the fund with a cost of $17,045,801.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST  MATURITY
PRINCIPAL         SECURITY NAME                                                           RATE      DATE          VALUE
AGENCY SECURITIES - 37.17%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.35%
$     13,042,078  FHLMC #1H2618<<+/-                                                      5.59%   05/01/2036   $ 13,088,374
       7,913,408  FHLMC #1Q0027+/-                                                        5.09    02/01/2036      7,859,621
         370,002  FHLMC #783132+/-                                                        4.99    05/01/2035        365,887
       4,021,667  FHLMC #B12454<<                                                         4.50    02/01/2019      3,915,129
       2,077,328  FHLMC #B13150                                                           4.00    03/01/2019      1,981,528
       2,815,829  FHLMC #B13646<<                                                         4.50    04/01/2019      2,741,235
       2,169,166  FHLMC #B14028<<                                                         4.50    05/01/2019      2,111,703
       2,444,516  FHLMC #E01279<<                                                         5.50    01/01/2018      2,462,306
       6,138,969  FHLMC #E01497<<                                                         5.50    11/01/2018      6,181,971
      11,174,221  FHLMC #G02083<<                                                         4.50    07/01/2035     10,634,169
       1,179,940  FHLMC #G08083<<                                                         4.50    08/01/2035      1,122,913
       2,661,973  FHLMC #G11594<<                                                         5.50    08/01/2019      2,680,523
       4,432,825  FHLMC #G11628<<                                                         4.50    11/01/2019      4,315,395
       7,789,217  FHLMC #G11658<<                                                         5.50    01/01/2020      7,837,337
      24,846,239  FHLMC #G11720<<                                                         4.50    08/01/2020     24,188,039
      15,856,877  FHLMC #G11769<<                                                         5.00    10/01/2020     15,703,808
      11,670,305  FHLMC #G11879<<                                                         5.00    10/01/2020     11,557,650
       8,640,539  FHLMC #G12107                                                           4.50    08/01/2020      8,411,643
       3,171,568  FHLMC #G12246                                                           5.00    12/01/2020      3,140,953
       1,994,529  FHLMC #G12248<<                                                         4.50    07/01/2020      1,941,692
      10,931,401  FHLMC #G12333                                                           4.50    06/01/2021     10,634,125
       4,587,360  FHLMC #G12457                                                           4.00    02/01/2020      4,351,899
       1,700,280  FHLMC #J02372<<                                                         5.50    05/01/2020      1,712,128
       1,686,571  FHLMC #J02373<<                                                         5.50    05/01/2020      1,698,324
       3,466,520  FHLMC #J02609<<                                                         4.50    10/01/2020      3,372,249
          31,199  FHLMC SERIES 2631 CLASS MT                                              3.50    01/15/2022         30,813
      10,618,000  FHLMC SERIES 2645 CLASS MK<<                                            3.50    07/15/2022     10,456,946
         282,867  FHLMC SERIES 2727 CLASS PW<<                                            3.57    06/15/2029        275,794
       4,405,603  FHLMC SERIES 2736 CLASS DB<<                                            3.30    11/15/2026      4,271,223
      11,073,000  FHLMC SERIES 2825 CLASS QN<<                                            5.50    09/15/2032     11,073,290
       5,291,328  FHLMC SERIES 2890 CLASS AP<<                                            3.75    12/15/2011      5,168,237
       5,656,457  FHLMC SERIES 3035 CLASS DM<<                                            5.50    11/15/2025      5,688,252
      22,827,000  FHLMC TBA%%                                                             6.00    12/01/2021     23,212,206
       7,457,000  FHLMC TBA%%                                                             4.00    01/01/2022      7,086,477
      18,582,000  FHLMC TBA%%                                                             6.00    01/01/2022     18,889,755
                                                                                                                240,163,594
                                                                                                               ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.63%
       7,286,818  FNMA #190337<<                                                          5.00    07/01/2033      7,136,345
      32,510,699  FNMA #254828<<                                                          5.00    08/01/2033     31,839,354
       1,596,588  FNMA #387166<<                                                          4.33    11/01/2011      1,549,422
      19,813,263  FNMA #555592<<                                                          5.50    07/01/2033     19,784,247
       3,846,460  FNMA #678915<<                                                          5.50    01/01/2033      3,842,169
       4,635,095  FNMA #682454                                                            4.00    09/01/2018      4,426,076
       9,395,100  FNMA #688017<<                                                          5.50    03/01/2033      9,381,341
       1,568,400  FNMA #699613<<                                                          5.50    06/01/2033      1,566,103
      17,346,208  FNMA #725222<<                                                          5.50    02/01/2034     17,320,805
       8,799,291  FNMA #725232<<                                                          5.00    03/01/2034      8,617,586
      17,125,313  FNMA #725425<<                                                          5.50    04/01/2034     17,102,119
       1,751,927  FNMA #725564                                                            4.50    04/01/2009      1,733,929
       7,318,621  FNMA #725611<<                                                          5.50    06/01/2034      7,307,903
         101,209  FNMA #728720<<                                                          5.00    07/01/2033         99,119
       7,503,721  FNMA #728877<<                                                          5.00    08/01/2033      7,348,769
      30,648,035  FNMA #735036<<                                                          5.50    12/01/2034     30,587,411
      19,813,253  FNMA #735224<<                                                          5.50    02/01/2035     19,784,237

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                INTEREST    MATURITY
PRINCIPAL           SECURITY NAME                                                                  RATE       DATE           VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$      6,491,462    FNMA #735301                                                                   4.00%   03/01/2020   $  6,192,208
      18,615,885    FNMA #745018                                                                   4.00    09/01/2020     17,757,700
       1,321,988    FNMA #745295                                                                   4.65    10/01/2012      1,309,233
       6,882,297    FNMA #745454                                                                   4.00    12/01/2020      6,565,026
       4,879,120    FNMA #745666+/-                                                                6.44    07/01/2036      4,965,481
       1,331,423    FNMA #753208<<                                                                 4.50    01/01/2034      1,270,814
       4,722,117    FNMA #758584<<                                                                 5.00    11/01/2034      4,626,071
       2,313,511    FNMA #813642<<+/-                                                              5.66    06/01/2036      2,331,525
       2,749,501    FNMA #815422<<                                                                 4.50    02/01/2035      2,616,554
       3,758,039    FNMA #815426                                                                   4.50    02/01/2035      3,581,234
       3,432,461    FNMA #822051<<+/-                                                              5.06    07/01/2035      3,410,591
       1,626,079    FNMA #835243<<+/-                                                              4.87    09/01/2035      1,607,632
       2,728,987    FNMA #879679<<+/-                                                              5.30    04/01/2036      2,727,024
       9,233,385    FNMA #886046<<                                                                 6.00    07/01/2036      9,333,878
         944,153    FNMA #891057<<+/-                                                              5.50    06/01/2036        950,499
       8,698,824    FNMA #894446+/-                                                                5.93    09/01/2036      8,812,805
       1,592,757    FNMA SERIES 2003-113 CLASS PN<<                                                3.50    02/25/2013      1,563,813
      11,038,168    FNMA SERIES 2003-76 CLASS DE<<                                                 4.00    09/25/2031     10,502,491
         366,875    FNMA SERIES 2003-92 CLASS NM                                                   3.50    04/25/2013        360,455
       3,758,942    FNMA SERIES 2005-45 CLASS BA<<                                                 4.50    11/25/2014      3,727,156
       4,786,641    FNMA SERIES 2005-69 CLASS JM                                                   4.50    08/25/2025      4,500,019
         838,177    FNMA SERIES 2005-77 CLASS BX<<                                                 4.50    07/25/2028        828,907
       3,318,000    FNMA TBA%%                                                                     5.50    12/01/2033      3,305,558
       2,740,000    FNMA TBA%%                                                                     6.00    12/01/2034      2,769,113

                                                                                                                         295,042,722
                                                                                                                        ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.19%
       8,329,113    GNMA #3624<<                                                                   5.50    10/20/2034      8,327,553
       1,415,106    GNMA SERIES 2006-3 CLASS A                                                     4.21    01/16/2028      1,388,742
       2,707,717    GNMA SERIES 2006-32 CLASS A                                                    5.08    01/16/2030      2,710,761
      15,104,000    GNMA TBA%%                                                                     6.00    12/01/2036     15,335,280
      46,306,000    GNMA TBA%%                                                                     6.50    12/01/2036     47,434,686
      11,348,000    GNMA TBA%%                                                                     6.50    01/01/2037     11,604,660
                                                                                                                          86,801,682
                                                                                                                        ------------

TOTAL AGENCY SECURITIES (COST $615,935,458)                                                                              622,007,998
                                                                                                                        ------------
ASSET BACKED SECURITIES - 6.41%
       3,861,405    AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2003-DM CLASS A4               2.84    08/06/2010      3,817,473
         318,240    CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3                    2.00    11/15/2007        317,401
         816,593    CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2                    3.35    02/15/2008        813,254
       2,497,000    CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3                    5.03    10/15/2009      2,493,992
       3,109,000    CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2003-C4 CLASS C4                6.00    08/15/2013      3,204,615
       3,128,000    CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2006-1 CLASS A3                4.99    09/15/2010      3,127,867
       4,680,000    CARMAX AUTO OWNER TRUST SERIES 2006-2 CLASS A3                                 5.15    02/15/2011      4,696,299
       3,580,000    CHASE ISSUANCE TRUST SERIES 2004-A9 CLASS A9                                   3.22    06/15/2010      3,522,451
         110,699    CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                        2.08    05/15/2008        110,538
       1,506,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3                    6.88    11/16/2009      1,530,157
       4,195,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A4 CLASS A4                    3.20    08/24/2009      4,134,847
       2,337,000    CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2006-1 CLASS A2                5.68    07/25/2036      2,348,591
       4,896,000    COUNTRYWIDE ASSET BACKED CERFITICATES SERIES 2006-S1 CLASS A2                  5.55    08/25/2021      4,891,787
       2,662,000    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2005-16 CLASS 2AF2+/-             5.38    05/25/2036      2,659,910
         497,197    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2005-BC4 CLASS 2A1+/-             5.44    08/25/2035        497,272
       2,322,000    DAIMLER CHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                             4.94    02/08/2012      2,321,334
       4,550,562    FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                            3.48    11/15/2008      4,520,180
       2,183,603    FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                            4.17    01/15/2009      2,172,137
         336,553    FRANKLIN AUTO TRUST SERIES 2005-1 CLASS A2                                     4.84    09/22/2008        336,215

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                 INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                                    RATE       DATE          VALUE
ASSET BACKED SECURITIES (CONTINUED)
$     2,287,000   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                        5.34%   01/15/2010  $  2,296,047
      2,898,138   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3                         3.30    06/16/2008     2,881,053
      2,953,000   HOUSEHOLD CREDIT CARD MASTER NOTE TRUST INCORPORATED SERIES 2006-1 CLASS A        5.10    06/15/2012     2,972,539
      2,494,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                             4.18    02/15/2012     2,448,177
        253,259   MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS A2+/-                 5.67    09/25/2034       253,578
      1,425,451   MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B+/-                 5.14    11/25/2035     1,417,857
      2,339,000   MBNA MASTER CREDIT CARD TRUST USA SERIES 2000-L CLASS A                           6.50    04/15/2010     2,371,275
        505,405   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2005-SD1 CLASS A1+/-         5.50    05/25/2046       505,454
         90,764   NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                       2.11    07/15/2008        90,559
      5,165,000   NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-                   5.37    08/15/2012     5,173,565
        407,878   NISSAN AUTO LEASE TRUST SERIES 2005-A CLASS A2                                    4.61    01/15/2008       407,603
      3,516,000   NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                                    5.11    03/15/2010     3,521,494
      1,334,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                        5.16    02/15/2010     1,335,441
      1,991,000   NORTHSTAR EDUCATION FINANCE INCORPORATED SERIES 2005-1 CLASS A5                   4.74    10/30/2045     1,974,554
      1,353,739   OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1 CLASS AF1+/-          5.42    12/25/2036     1,347,394
      1,891,000   PUBLIC SERVICE NEW HAMPSHIRE FUNDING LLC SERIES 2001-1 CLASS A3                   6.48    05/01/2015     2,015,889
        234,945   RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES 2003-RS3 CLASS A2+/-      5.68    04/25/2033       234,951
        900,933   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4                         3.20    12/13/2010       886,231
      1,112,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                         5.52    11/12/2012     1,129,645
      1,411,000   TRIAD AUTO RECEIVAVLES OWNER TRUST SERIES 2006-C CLASS A3                         5.26    11/14/2011     1,417,982
        900,085   USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                                      3.16    02/17/2009       893,186
        545,231   USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                                      3.90    07/15/2009       541,098
        878,641   USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A2                                      4.52    06/16/2008       876,854
      1,971,000   USAA AUTO OWNER TRUST SERIES 2006-3 CLASS A4                                      5.36    06/15/2012     1,999,551
      2,432,000   VOLKSWAGEN AUTO LEASE TRUST SERIES 2006-A CLASS A2                                5.55    11/20/2008     2,440,098
      2,519,000   WACHOVIA AUTO LOAN OWNER TRUST SERIES 2006-1 CLASS A3++                           5.10    07/20/2011     2,524,996
      5,437,000   WACHOVIA AUTO LOAN OWNER TRUST SERIES 2006-2A CLASS A3++                          5.23    08/22/2011     5,465,195
      4,664,000   WACHOVIA AUTO OWNER TRUST SERIES 2004-A CLASS A4                                  3.66    07/20/2010     4,612,727
      1,936,812   WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                                  4.82    02/20/2009     1,933,784
        323,926   WFS FINANCIAL OWNER TRUST SERIES 2003-1 CLASS A4                                  2.74    09/20/2010       323,472
      1,338,554   WFS FINANCIAL OWNER TRUST SERIES 2003-3 CLASS A4                                  3.25    05/20/2011     1,323,259
        549,891   WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                                  3.15    05/20/2011       543,293
        992,515   WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                                  2.81    08/22/2011       975,555
        561,236   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                                 4.25    06/17/2010       557,837

TOTAL ASSET BACKED SECURITIES (COST $107,014,547)                                                                        107,208,513
                                                                                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.46%
      1,172,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-PB2 CLASS B          6.31    06/11/2035     1,238,829
      1,366,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2003-1 CLASS A2           4.65    09/11/2036     1,339,051
      1,506,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-1 CLASS A4           4.76    11/10/2039     1,476,646
      4,357,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2006-3 CLASS A4+/-        5.89    07/10/2044     4,597,696
      5,995,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2006-6 CLASS AM           5.39    12/10/2016     6,093,836
      6,188,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-ESA
                  CLASS C++                                                                         4.94    05/14/2016     6,185,668
      2,506,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2005-T18
                  CLASS A4+/-                                                                       4.93    02/13/2042     2,476,920
      2,960,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-PW11
                  CLASS A4+/-                                                                       5.46    03/11/2039     3,051,548
      5,664,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-T24
                  CLASS A2                                                                          5.48    10/12/2041     5,770,709
      1,699,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-T24
                  CLASS A4                                                                          5.54    10/12/2041     1,750,693
        939,000   BEAR STEARNS COMMERICAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-T10
                  CLASS A2                                                                          4.74    03/13/2040       923,416
      5,919,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2006-C5 CLASS A4                       5.43    10/15/2049     6,044,161
      1,926,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE SERIES 2006-CD3 CLASS AAB             5.61    10/15/2048     1,980,103
      3,709,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1 CLASS E+/-            7.23    05/15/2032     3,836,632
        680,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1 CLASS C              7.71    08/15/2033       736,630
      1,420,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2004-LB3A CLASS B+/-         5.28    07/10/2037     1,435,799
      4,361,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKN2 CLASS A3         6.13    04/15/2037     4,572,766
      2,423,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKP1 CLASS A3         6.44    12/15/2035     2,576,006

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                               RATE       DATE          VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     5,238,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKS             5.18%   11/15/2036   $  5,268,198
      3,035,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-C               5.60    07/15/2035      3,117,287
      2,602,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-C               5.14    08/15/2036      2,611,463
      2,334,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2004-C               4.83    11/15/2037      2,290,299
      3,071,000   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B               7.30    06/10/2032      3,211,664
     25,714,367   FHLB SERIES VN-2015 CLASS A                                                 5.46    11/27/2015     25,937,358
      1,842,233   FHLMC SERIES 1663 CLASS ZB                                                  6.75    01/15/2024      1,899,091
      6,729,599   FHLMC SERIES 2579 CLASS DA                                                  4.00    03/15/2023      6,382,754
      2,565,000   FHLMC SERIES 2623 CLASS AJ                                                  4.50    07/15/2016      2,503,784
        655,446   FHLMC SERIES 2814 CLASS BD                                                  4.00    04/15/2018        636,648
      2,251,822   FHLMC SERIES 2975 CLASS EA<<                                                5.00    05/15/2018      2,242,999
        446,074   FHLMC SERIES 3000 CLASS PA                                                  3.90    01/15/2023        435,003
      7,758,034   FHLMC SERIES 3014 CLASS NA<<                                                4.50    11/15/2025      7,684,317
      4,105,000   FHLMC SERIES 3017 CLASS TA<<                                                4.50    08/15/2035      4,013,898
      4,387,082   FHLMC SERIES 3020 CLASS MA<<                                                5.50    04/15/2027      4,418,570
      3,628,661   FHLMC SERIES 3026 CLASS GJ                                                  4.50    02/15/2029      3,580,657
      7,131,378   FHLMC SERIES 3086 CLASS PA<<                                                5.50    05/15/2026      7,176,457
      6,729,835   FHLMC SERIES 3135 CLASS JA                                                  6.00    09/15/2027      6,825,650
      7,018,460   FHLMC SERIES 3151 CLASS LA                                                  6.00    11/15/2027      7,110,084
      9,392,043   FHLMC SERIES 3159 CLASS PA<<                                                6.00    05/15/2027      9,513,725
     13,499,814   FHLMC SERIES 3164 CLASS NA<<                                                6.00    02/15/2027     13,683,754
     17,097,000   FHLMC SERIES 3167 CLASS QA<<                                                6.00    10/15/2026     17,320,017
      8,310,336   FHLMC SERIES 3172 CLASS PA<<                                                6.00    04/15/2027      8,414,905
      4,054,162   FHLMC SERIES 3174 CLASS CA<<                                                5.50    02/15/2026      4,077,770
      2,689,282   FHLMC SERIES 3174 CLASS PX                                                  5.00    06/15/2017      2,670,885
      5,316,140   FHLMC SERIES 3176 CLASS HA                                                  6.00    02/15/2028      5,392,178
      3,796,676   FHLMC SERIES 3178 CLASS MA<<                                                6.00    10/15/2026      3,848,915
     11,467,959   FHLMC SERIES 3184 CLASS LA<<                                                6.00    03/15/2028     11,629,904
      5,523,220   FHLMC SERIES 3192 CLASS GA<<                                                6.00    03/15/2027      5,594,118
      8,938,499   FHLMC SERIES 3192 CLASS GB                                                  6.00    01/15/2031      9,121,888
      2,788,201   FHLMC SERIES 3203 CLASS VA                                                  5.00    08/15/2017      2,766,250
      4,280,087   FHLMC SERIES 3203 CLASS VC                                                  5.00    08/15/2017      4,239,993
      5,305,878   FHLMC SERIES 3215 CLASS QA<<                                                6.00    06/15/2027      5,385,164
      3,073,402   FHLMC SERIES 3221 CLASS VA                                                  5.00    09/15/2017      3,050,532
      2,420,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4                7.39    12/15/2031      2,553,179
      1,574,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4                6.42    12/12/2033      1,667,907
        367,881   FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                                  4.77    04/25/2012        367,209
      1,193,039   FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                                   3.81    11/25/2012      1,155,174
      1,962,969   FNMA SERIES 2003-15 CLASS CH                                                4.00    02/25/2017      1,910,435
      2,245,000   FNMA SERIES 2003-16 CLASS PN                                                4.50    10/25/2015      2,210,993
      2,505,888   FNMA SERIES 2003-33 CLASS CH                                                4.00    07/25/2017      2,429,055
      9,793,366   FNMA SERIES 2003-34 CLASS QJ<<                                              4.50    01/25/2016      9,657,499
      3,392,000   FNMA SERIES 2003-84 CLASS GD                                                4.50    03/25/2017      3,307,387
      4,632,000   FNMA SERIES 2005-30 CLASS GE                                                5.50    01/25/2034      4,619,984
      3,134,603   FNMA SERIES 2005-38 CLASS CD<<                                              5.00    06/25/2019      3,116,327
      4,198,911   FNMA SERIES 2005-63 CLASS HA<<                                              5.00    04/25/2023      4,162,380
      5,416,126   FNMA SERIES 2005-63 CLASS PA                                                5.50    10/25/2024      5,426,501
      4,014,751   FNMA SERIES 2006-18 CLASS PA                                                5.50    01/25/2026      4,038,849
      7,368,162   FNMA SERIES 2006-29 CLASS PA<<                                              5.50    08/25/2026      7,408,034
      3,953,000   FNMA SERIES 2006-31 CLASS PA<<                                              5.50    11/25/2026      3,976,618
      7,455,261   FNMA SERIES 2006-34 CLASS PA                                                6.00    05/25/2027      7,533,340
      2,531,000   FNMA SERIES 2006-41 CLASS MA<<                                              5.50    04/25/2024      2,542,513
     12,241,839   FNMA SERIES 2006-52 CLASS PM<<                                              5.50    06/25/2036     12,325,195
      2,652,690   FNMA SERIES 2006-53 CLASS BW                                                6.00    09/25/2030      2,703,130
      1,165,000   FNMA SERIES 2006-53 CLASS PA                                                5.50    12/25/2026      1,172,086
      2,360,040   FNMA SERIES 2006-55 CLASS PA<<                                              6.00    05/25/2026      2,383,925

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                 INTEREST  MATURITY
PRINCIPAL         SECURITY NAME                                                                    RATE      DATE           VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
    $ 7,915,353   FNMA SERIES 2006-80 CLASS PB<<                                                   6.00%   10/25/2027   $  8,014,223
      2,487,000   FNMA SERIES 2006-80 CLASS PD                                                     6.00    07/25/2030      2,535,737
      1,986,352   FNMA SERIES G93-39 CLASS ZQ                                                      6.50    12/25/2023      2,056,824
      2,576,034   FNMA SERIES G93-41 CLASS Z                                                       7.00    12/25/2023      2,703,749
      5,360,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-2A CLASS A3               5.35    08/11/2036      5,442,721
      2,590,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-3A CLASS A2               5.00    12/10/2037      2,591,501
      4,756,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2003-C2 CLASS A4               5.15    07/10/2037      4,781,058
      3,697,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3 CLASS A4+/-            5.19    07/10/2039      3,719,866
      1,203,306   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1 CLASS A3         6.87    07/15/2029      1,208,813
      1,044,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C3 CLASS A2         4.93    07/10/2039      1,039,667
      2,548,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C2 CLASS B+/-       5.30    05/10/2040      2,611,447
      7,019,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C3 CLASS A4         5.02    04/10/2040      6,999,820
      1,154,382   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1 CLASS A1         3.12    03/10/2038      1,126,456
        449,364   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2 CLASS A1         3.90    08/10/2038        441,381
      2,821,227   GNMA SERIES 2006-8 CLASS A<<                                                     3.94    08/16/2025      2,760,744
      1,051,000   GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-C1 CLASS B                     6.97    10/18/2030      1,080,148
      6,704,000   GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-GLII CLASS A2                  6.56    04/13/2031      6,796,130
        594,000   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1 CLASS C+/-            7.05    05/15/2031        617,073
      5,764,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2002-C2
                  CLASS A2                                                                         5.05    12/12/2034      5,760,457
      1,152,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2002-CIB5
                  CLASS A2                                                                         5.16    10/12/2037      1,157,689
      4,499,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2003-CB7
                  CLASS A4+/-                                                                      4.88    01/12/2038      4,447,509
      4,561,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2003-ML1A
                  CLASS A2                                                                         4.77    03/12/2039      4,488,260
      6,956,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2005-CB11
                  CLASS A4+/-                                                                      5.34    08/12/2037      7,050,451
      5,814,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2006-CB17
                  CLASS A4                                                                         5.43    12/12/2043      5,938,843
        168,983   LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1                     7.11    10/15/2032        169,446
        397,000   LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B                      7.43    10/15/2032        421,803
      6,032,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A4+/-                      4.93    09/15/2035      5,991,907
      1,697,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A4+/-                      5.12    11/15/2032      1,704,826
      7,461,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C7 CLASS A3                         5.35    11/15/2038      7,587,487
        618,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C7 CLASS D+/-                       5.50    11/15/2038        627,994
      4,792,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2002-MW1 CLASS A4                            5.62    07/12/2034      4,922,274
      3,550,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4+/-                        4.86    08/12/2039      3,489,515
      4,079,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                                5.01    04/15/2038      4,065,908
      2,409,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ6 CLASS A4                                4.97    12/15/2041      2,389,816
      2,790,000   MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                                5.15    06/13/2041      2,804,437
        679,856   MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A2                                3.92    04/14/2040        669,256
      1,453,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                               5.04    01/14/2042      1,451,441
      2,892,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ10 CLASS A2                               5.28    11/12/2041      2,921,120
      5,649,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ3 CLASS A4                    5.08    09/15/2037      5,657,959
        123,097   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-                 5.84    02/25/2028        123,563
      6,095,837   VENDEE MORTGAGE TRUST SERIES 1994-1 CLASS 2ZB                                    6.50    02/15/2024      6,342,526
      2,686,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4                  6.29    04/15/2034      2,839,245
      2,251,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4                  4.98    11/15/2034      2,244,483
      1,330,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3                  4.96    08/15/2035      1,325,902
      2,348,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A4                  5.13    08/15/2035      2,354,563
      1,610,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3                  4.45    11/15/2035      1,580,165
      1,074,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS A4                  5.01    12/15/2035      1,068,206
        633,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS B                   5.11    12/15/2035        632,929
      3,918,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS A4                 4.75    02/15/2041      3,835,620
      1,690,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS B                  5.31    01/15/2041      1,701,348

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                RATE       DATE           VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  3,032,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS A4             4.80%   10/15/2041   $  2,968,467
   2,830,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C22 CLASS A4+/-          5.27    12/15/2044      2,869,634
   2,811,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C28 CLASS A4+/-          5.57    10/15/2048      2,898,490
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $505,546,098)                                                      509,841,905
                                                                                                                  ------------
CORPORATE BONDS & NOTES - 17.53%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.13%
   2,145,000    DAIMLERCHRYSLER NA HOLDING SERIES MTN                                        5.75    09/08/2011      2,157,177
                                                                                                                  ------------
BUSINESS SERVICES - 0.28%
   1,790,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                        5.59    05/24/2010      1,796,485
   2,870,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                           5.40    02/15/2012      2,903,840
                                                                                                                     4,700,325
                                                                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 0.42%
   2,310,000    BRISTOL MYERS SQUIBB COMPANY                                                 5.88    11/15/2036      2,357,639
   1,155,000    TEVA PHARMACEUTICAL FINANCE LLC                                              6.15    02/01/2036      1,162,554
   3,395,000    WYETH                                                                        5.50    02/15/2016      3,451,038
                                                                                                                     6,971,231
                                                                                                                  ------------
COMMUNICATIONS - 2.71%
   1,145,000    AMERICA MOVIL SA DE CV                                                       6.38    03/01/2035      1,130,681
   1,384,000    AT&T CORPORATION                                                             7.30    11/15/2011      1,515,472
   1,545,000    AT&T INCORPORATED                                                            6.15    09/15/2034      1,567,365
   1,185,000    AT&T INCORPORATED                                                            6.80    05/15/2036      1,295,844
   1,910,000    BELLSOUTH CORPORATION<<                                                      6.00    11/15/2034      1,891,779
   1,950,000    CINGULAR WIRELESS SERVICES                                                   8.13    05/01/2012      2,216,526
   4,128,000    COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                           8.38    03/15/2013      4,750,313
   2,770,000    COMCAST CORPORATION                                                          5.90    03/15/2016      2,821,195
     605,000    COMCAST CORPORATION                                                          5.65    06/15/2035        569,093
   3,835,000    SBC COMMUNICATIONS                                                           5.10    09/15/2014      3,762,392
   4,840,000    SPRINT CAPITAL CORPORATION                                                   6.00    01/15/2007      4,840,208
   2,795,000    SPRINT CAPITAL CORPORATION                                                   6.13    11/15/2008      2,839,491
   2,810,000    SPRINT CAPITAL CORPORATION                                                   8.38    03/15/2012      3,165,645
   1,160,000    SPRINT NEXTEL CORPORATION                                                    6.00    12/01/2016      1,159,988
   2,010,000    TIME WARNER ENTERTAINMENT COMPANY LP                                         8.38    07/15/2033      2,495,574
   1,840,000    VERIZON COMMUNICATIONS INCORPORATED                                          5.35    02/15/2011      1,858,341
   2,255,000    VERIZON COMMUNICATIONS INCORPORATED                                          5.55    02/15/2016      2,275,809
   3,125,000    VERIZON WIRELESS CAPITAL LLC                                                 5.38    12/15/2006      3,124,875
   2,035,000    VIACOM INCORPORATED                                                          5.75    04/30/2011      2,052,082
                                                                                                                    45,332,673
                                                                                                                  ------------
DEPOSITORY INSTITUTIONS - 2.51%
   2,270,000    BAC CAPITAL TRUST XI<<                                                       6.63    05/23/2036      2,515,328
   1,490,000    BANK OF AMERICA CORPORATION                                                  4.25    10/01/2010      1,455,034
   1,810,000    BANK OF AMERICA CORPORATION<<                                                5.38    06/15/2014      1,839,045
   5,980,000    CITIGROUP INCORPORATED                                                       3.63    02/09/2009      5,813,834
   2,340,000    CITIGROUP INCORPORATED                                                       5.10    09/29/2011      2,352,809
   2,355,000    CITIGROUP INCORPORATED                                                       5.85    08/02/2016      2,470,383
   4,295,000    JPMORGAN CHASE & COMPANY                                                     5.60    06/01/2011      4,391,388
   1,420,000    JPMORGAN CHASE & COMPANY                                                     5.13    09/15/2014      1,411,200
   2,110,000    JPMORGAN CHASE CAPITAL XVIII                                                 6.95    08/17/2036      2,338,481
   2,825,000    PNC FUNDING CORPORATION                                                      5.25    11/15/2015      2,818,923
   2,340,000    ROYAL BANK OF SCOTLAND GROUP PLC                                             5.00    10/01/2014      2,306,606
   4,520,000    WACHOVIA CORPORATION                                                         5.30    10/15/2011      4,566,276
   2,350,000    WACHOVIA CORPORATION                                                         4.88    02/15/2014      2,299,170

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                               RATE       DATE          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$  2,235,000    WASHINGTON MUTUAL BANK FA                                                   5.65%   08/15/2014   $  2,269,021
   1,407,000    WASHINGTON MUTUAL INCORPORATED                                              4.00    01/15/2009      1,376,959
   1,780,000    ZIONS BANCORP                                                               5.50    11/16/2015      1,781,426
                                                                                                                   42,005,883
                                                                                                                 ------------
ELECTRIC UTILITIES - 0.30%
   4,670,000    PROGRESS ENERGY INCORPORATED                                                6.85    04/15/2012      5,025,877
                                                                                                                 ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.63%
   1,685,000    ALLEGHENY ENERGY SUPPLY++                                                   8.25    04/15/2012      1,840,863
   4,238,000    DPL INCORPORATED                                                            6.88    09/01/2011      4,499,285
   1,155,000    DUKE CAPITAL LLC                                                            5.50    03/01/2014      1,157,967
     685,000    DUKE CAPITAL LLC                                                            8.00    10/01/2019        813,260
   1,780,000    ENERGY TRANSFER PARTNERS LP                                                 5.65    08/01/2012      1,794,409
   1,140,000    EXELON GENERATION COMPANY LLC                                               6.95    06/15/2011      1,212,417
   1,515,000    FIRSTENERGY CORPORATION SERIES B<<                                          6.45    11/15/2011      1,596,510
   1,560,000    INDIANA MICHIGAN POWER COMPANY                                              6.05    03/15/2037      1,583,589
   2,855,000    KANSAS GAS & ELECTRIC                                                       5.65    03/29/2021      2,852,088
   2,515,000    NEVADA POWER COMPANY SERIES M                                               5.95    03/15/2016      2,552,323
   1,190,000    ONCOR ELECTRIC DELIVERY                                                     6.38    01/15/2015      1,244,642
   2,050,000    PSEG POWER LLC                                                              7.75    04/15/2011      2,234,691
   1,165,000    PSEG POWER LLC                                                              5.00    04/01/2014      1,127,461
   2,455,000    PUBLIC SERVICE COMPANY OF COLORADO                                          7.88    10/01/2012      2,784,817
                                                                                                                   27,294,322
                                                                                                                 ------------
FINANCIAL SERVICES - 0.23%
   3,924,000    CAPITAL ONE FINANCIAL CORPORATION                                           8.75    02/01/2007      3,943,459
                                                                                                                 ------------
FOOD & KINDRED PRODUCTS - 0.22%
   1,805,000    KRAFT FOODS INCORPORATED<<                                                  5.63    11/01/2011      1,843,221
   1,910,000    KRAFT FOODS INCORPORATED                                                    5.25    10/01/2013      1,913,461
                                                                                                                    3,756,682
                                                                                                                 ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.29%
   4,710,000    ALLIED CAPITAL CORPORATION                                                  6.63    07/15/2011      4,835,625
                                                                                                                    4,835,625
                                                                                                                 ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.17%
   2,840,000    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                              5.50    10/15/2016      2,889,422
                                                                                                                 ------------
INSURANCE CARRIERS - 1.04%
   1,400,000    ACE INA HOLDINGS INCORPORATED                                               6.70    05/15/2036      1,566,109
     815,000    AETNA INCORPORATED                                                          6.63    06/15/2036        901,274
   2,760,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                                   4.70    10/01/2010      2,732,883
   1,140,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                                   5.60    10/18/2016      1,171,317
   1,650,000    CIGNA CORPORATION                                                           6.15    11/15/2036      1,688,854
   1,340,000    GE GLOBAL INSURANCE HOLDINGS                                                7.00    02/15/2026      1,530,247
   3,720,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                          5.45    03/24/2011      3,763,550
   1,972,000    LIBERTY MUTUAL GROUP<<++                                                    7.50    08/15/2036      2,226,857
   1,850,000    WELLPOINT INCORPORATED                                                      5.85    01/15/2036      1,860,199
                                                                                                                   17,441,290
                                                                                                                 ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.08%
   1,315,000    XEROX CORPORATION                                                           6.40    03/15/2016      1,367,981
                                                                                                                 ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                             INTEREST   MATURITY
PRINCIPAL          SECURITY NAME                                                               RATE       DATE         VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.42%
$     3,560,000    MOHAWK INDUSTRIES INCORPORATED                                              5.75%   01/15/2011   $  3,583,015
      3,235,000    TYCO INTERNATIONAL GROUP SA                                                 6.38    10/15/2011      3,414,627
                                                                                                                       6,997,642
                                                                                                                    ------------
MOTION PICTURES - 0.11%
      1,855,000    NEWS AMERICA INCORPORATED                                                   6.40    12/15/2035      1,894,627
                                                                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.50%
      5,335,000    AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY INCORPORATED++             5.25    11/21/2011      5,384,872
      2,885,000    CAPITAL ONE BANK SERIES BKNT                                                4.88    05/15/2008      2,872,695
        985,000    CAPITAL ONE CAPITAL III                                                     7.69    08/15/2036      1,143,378
        860,000    CAPITAL ONE FINANCIAL COMPANY                                               5.50    06/01/2015        868,991
      1,745,000    CAPITAL ONE FINANCIAL COMPANY                                               6.15    09/01/2016      1,830,116
      3,814,000    GENERAL ELECTRIC CAPITAL CORPORATION<<                                      3.75    12/15/2009      3,689,057
      1,585,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES A                               5.38    10/20/2016      1,611,279
      1,165,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                          6.75    03/15/2032      1,376,770
      2,695,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                       6.75    12/01/2014      2,763,515
      7,630,000    HSBC FINANCE CORPORATION                                                    4.75    04/15/2010      7,554,806
      1,835,000    RESIDENTIAL CAPITAL CORPORATION<<+/-                                        6.74    06/29/2007      1,844,940
      3,920,000    RESIDENTIAL CAPITAL CORPORATION                                             6.13    11/21/2008      3,964,512
      6,680,000    RESIDENTIAL CAPITAL CORPORATION                                             6.50    04/17/2013      6,929,845
                                                                                                                      41,834,776
                                                                                                                    ------------
OIL & GAS EXTRACTION - 0.54%
      2,930,000    ANADARKO FINANCE COMPANY SERIES B                                           6.75    05/01/2011      3,100,681
      1,165,000    CONOCOPHILLIPS                                                              5.90    10/15/2032      1,225,490
      2,440,000    DEVON FINANCING CORPORATION ULC                                             6.88    09/30/2011      2,608,804
        995,000    PEMEX PROJECT FUNDING MASTER TRUST                                          7.38    12/15/2014      1,099,475
        985,000    PEMEX PROJECT FUNDING MASTER TRUST<<                                        6.63    06/15/2035      1,009,625
                                                                                                                       9,044,075
                                                                                                                    ------------
PAPER & ALLIED PRODUCTS - 0.23%
      3,680,000    INTERNATIONAL PAPER COMPANY                                                 5.85    10/30/2012      3,814,688
                                                                                                                    ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.07%
      1,120,000    ENTERPRISE PRODUCTS OPERATIONS SERIES B<<                                   5.60    10/15/2014      1,115,171
                                                                                                                    ------------
PIPELINES, EXCEPT NATURAL GAS - 0.34%
      2,130,000    DUKE CAPITAL LLC                                                            7.50    10/01/2009      2,250,694
      2,270,000    PLAINS ALL AMERICAN PIPELINE LP++                                           6.13    01/15/2017      2,323,375
      1,140,000    PLAINS ALL AMERICAN PIPELINE LP++                                           6.65    01/15/2037      1,196,302
                                                                                                                       5,770,371
                                                                                                                    ------------
PRIMARY METAL INDUSTRIES - 0.08%
      1,290,000    CORNING INCORPORATED                                                        7.25    08/15/2036      1,427,327
                                                                                                                    ------------
RAILROAD TRANSPORTATION - 0.14%
      1,890,000    NORFOLK SOUTHERN CORPORATIONSS                                              7.05    05/01/2037      2,268,652
                                                                                                                    ------------
REAL ESTATE - 0.10%
      1,645,000    EOP OPERATING LP                                                            4.75    03/15/2014      1,630,098
                                                                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.76%
      2,760,000    DEVELOPERS DIVERS REALTY                                                    5.38    10/15/2012      2,767,529
        855,000    PROLOGIS TRUST                                                              5.25    11/15/2010        855,995
      2,400,000    PROLOGIS TRUST                                                              5.50    04/01/2012      2,418,818
      1,720,000    PROLOGIS TRUST                                                              5.63    11/15/2016      1,733,868
      3,040,000    SIMON PROPERTY GROUP LP<<                                                   5.60    09/01/2011      3,094,556
      1,790,000    VENTAS REALTY LP CAPITAL CORPORATION                                        6.75    04/01/2017      1,828,038
                                                                                                                      12,698,804
                                                                                                                    ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                       INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                             RATE       DATE         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.10%
$   4,110,000   CREDIT SUISSE USA INCORPORATED                                            5.50%   08/16/2011   $  4,187,058
      935,000   CREDIT SUISSE USA INCORPORATED<<                                          5.85    08/16/2016        980,037
    4,295,000   GOLDMAN SACHS GROUP INCORPORATED                                          5.13    01/15/2015      4,247,446
    2,275,000   GOLDMAN SACHS GROUP INCORPORATED                                          5.95    01/15/2027      2,308,852
    1,195,000   GOLDMAN SACHS GROUP INCORPORATED                                          6.45    05/01/2036      1,281,926
    2,525,000   LAZARD GROUP LLC                                                          7.13    05/15/2015      2,657,994
    1,700,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                                     5.75    01/03/2017      1,740,836
    3,530,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                          5.75    05/17/2013      3,627,202
    2,120,000   MERRILL LYNCH & COMPANY                                                   4.25    02/08/2010      2,070,409
    3,025,000   MERRILL LYNCH & COMPANY                                                   6.05    05/16/2016      3,176,988
    1,410,000   MERRILL LYNCH & COMPANY                                                   6.22    09/15/2026      1,484,813
    2,920,000   MORGAN STANLEY<<                                                          5.63    01/09/2012      2,987,802
    3,005,000   MORGAN STANLEY                                                            5.38    10/15/2015      3,020,590
    1,160,000   MORGAN STANLEY                                                            6.25    08/09/2026      1,242,257
                                                                                                                 35,014,210
                                                                                                               ------------
TRANSPORTATION EQUIPMENT - 0.13%
    1,025,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                    6.50    11/15/2013      1,066,133
      940,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                    8.50    01/18/2031      1,148,715
                                                                                                                  2,214,848
                                                                                                               ------------

TOTAL CORPORATE BONDS & NOTES (COST $287,580,067)                                                               293,447,236
                                                                                                               ------------
FOREIGN CORPORATE BONDS - 3.05%
      590,000   ANADARKO FINANCE COMPANY SERIES B                                         7.50    05/01/2031        697,491
      980,000   BRITISH TELECOM PLC                                                       8.88    12/15/2030      1,382,463
    1,865,000   CANADIAN NATIONAL RAILWAY COMPANY                                         6.20    06/01/2036      2,048,320
    1,170,000   CANADIAN NATURAL RESOURCES<<                                              6.50    02/15/2037      1,210,824
    1,870,000   CODELCO INCORPORATED++                                                    6.15    10/24/2036      1,961,991
    2,420,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV<<                               5.75    03/23/2016      2,424,944
      585,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.25    06/15/2030        741,799
    2,950,000   DIAGEO CAPITAL PLC                                                        5.50    09/30/2016      2,962,310
    1,045,000   ENCANA CORPORATION                                                        6.50    08/15/2034      1,116,353
    6,600,000   HBOS TREASURY SERVICES PLC++                                              5.00    11/21/2011      6,648,048
    1,675,000   HSBC HOLDINGS PLC                                                         6.50    05/02/2036      1,857,235
    2,285,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                    6.33    09/30/2027      2,403,043
    1,385,000   TELECOM ITALIA CAPITAL                                                    6.00    09/30/2034      1,294,433
    5,450,000   TELEFONICA EMISIONES SAU                                                  5.98    06/20/2011      5,596,142
    1,180,000   TELEFONOS DE MEXICO SA DE CV                                              4.75    01/27/2010      1,166,015
      100,000   TELEFONOS DE MEXICO SA DE CV SERIES WI                                    5.50    01/27/2015         98,703
      565,000   VALE OVERSEAS LIMITED<<                                                   6.25    01/23/2017        571,284
      815,000   VALE OVERSEAS LIMITED                                                     6.88    11/21/2036        834,259
    1,470,000   VALE OVERSEAS LIMITED                                                     8.25    01/17/2034      1,744,371
    6,440,000   WESTFIELD GROUP++                                                         5.40    10/01/2012      6,485,486
    3,835,000   WESTFIELD GROUP++                                                         5.70    10/01/2016      3,898,093
    3,845,000   XSTRATA FINANCE CANADA LIMITED++                                          5.50    11/16/2011      3,872,784

TOTAL FOREIGN CORPORATE BONDS@ (COST $49,707,734)                                                                51,016,391
                                                                                                               ------------
FOREIGN GOVERNMENT BONDS - 1.06%
    2,855,000   ISRAEL GOVERNMENT BOND                                                    5.50    11/09/2016      2,878,774
    3,945,000   PROVINCE OF ONTARIO<<                                                     5.00    10/18/2011      3,981,913
    3,465,000   QUEBEC PROVINCE<<                                                         5.13    11/14/2016      3,501,202
    1,165,000   QUEBEC PROVINCE                                                           7.50    09/15/2029      1,525,556
    1,115,000   REPUBLIC OF CHILE                                                         7.13    01/11/2012      1,214,235
    1,720,000   UNITED MEXICAN STATES<<                                                   5.63    01/15/2017      1,729,460

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                INTEREST   MATURITY
PRINCIPAL         SECURITY NAME                                                                   RATE       DATE           VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
$    1,465,000    UNITED MEXICAN STATES SERIES MTNA<<                                              5.88%   01/15/2014   $  1,506,020
     1,235,000    UNITED MEXICAN STATES SERIES MTNA<<                                              6.75    09/27/2034      1,349,238
TOTAL FOREIGN GOVERNMENT BONDS@ (COST $17,189,151)                                                                        17,686,398
                                                                                                                        ------------
US TREASURY SECURITIES - 9.75%

US TREASURY BONDS - 6.08%
     8,434,000    US TREASURY BOND<<                                                               8.88    02/15/2019     11,791,128
    43,915,000    US TREASURY BOND<<                                                               6.25    08/15/2023     51,922,637
    11,994,000    US TREASURY BOND<<                                                               6.25    05/15/2030     14,763,870
     7,315,000    US TREASURY BOND<<                                                               5.38    02/15/2031      8,109,365
    15,391,000    US TREASURY BOND<<                                                               4.50    02/15/2036     15,238,291
                                                                                                                         101,825,291
                                                                                                                        ------------
US TREASURY NOTES - 3.67%
     2,700,000    US TREASURY NOTE<<                                                               4.88    05/31/2008      2,706,961
     5,774,000    US TREASURY NOTE<<                                                               5.13    06/30/2008      5,812,345
     3,200,000    US TREASURY NOTE<<                                                               4.88    08/31/2008      3,211,501
       530,000    US TREASURY NOTE<<                                                               4.88    10/31/2008        532,319
       819,000    US TREASURY NOTE<<                                                               4.88    05/15/2009        825,366
     2,130,000    US TREASURY NOTE<<                                                               4.88    08/15/2009      2,148,471
     7,812,000    US TREASURY NOTE<<                                                               4.63    10/31/2011      7,871,199
        88,000    US TREASURY NOTE<<                                                               4.50    02/15/2016         88,247
    22,157,000    US TREASURY NOTE<<                                                               5.13    05/15/2016     23,268,314
    14,702,000    US TREASURY NOTE<<                                                               4.63    11/15/2016     14,894,964
                                                                                                                          61,359,687
                                                                                                                        ------------
TOTAL US TREASURY SECURITIES (COST $160,441,179)                                                                         163,184,978
                                                                                                                        ------------
COLLATERAL FOR SECURITIES LENDING - 44.25%

COLLATERAL INVESTED IN OTHER ASSETS - 44.25%
     1,501,005    ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                        5.46    01/16/2007      1,501,305
       761,379    ABBEY NATIONAL TREASURY SERVICES PLC+/-                                          5.38    06/29/2007        761,813
       663,488    ABN AMRO BANK NV+/-                                                              5.43    05/11/2007        663,674
       261,044    ALLIED IRISH BANKS NORTH AMERICA                                                 5.31    12/04/2006        260,930
     2,175,370    AMERICAN EXPRESS BANK+/-                                                         5.39    11/21/2007      2,177,806
    10,006,701    AMERICAN EXPRESS BANK FSB+/-                                                     5.28    01/26/2007     10,006,701
     6,308,573    AMERICAN GENERAL FINANCE CORPORATION+/-++                                        5.35    12/14/2007      6,311,096
       217,537    AMERICAN HONDA FINANCE CORPORATION+/-++                                          5.46    09/27/2007        217,813
     5,438,425    ATLAS CAPITAL FUNDING CORPORATION+/-++                                           5.34    05/10/2007      5,438,425
     4,350,740    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                                5.30    04/25/2007      4,350,914
       303,247    ATOMIUM FUNDING CORPORATION                                                      5.35    02/08/2007        300,202
       783,133    BANK OF AMERICA NA+/-                                                            5.69    09/06/2007        785,514
       195,783    BANK OF IRELAND                                                                  5.30    12/05/2006        195,670
       543,842    BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                            5.42    01/12/2007        543,891
     1,087,685    BEAR STEARNS & COMPANY+/-                                                        5.94    09/27/2007      1,093,537
    21,753,699    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $21,756,938)         5.36    12/01/2006     21,753,699
    46,770,452    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $46,777,416)         5.36    12/01/2006     46,770,452
       417,671    BEAR STEARNS & COMPANY SERIES MTNB+/-                                            5.53    01/16/2007        417,759
    14,139,904    BEAR STEARNS COMPANIES INCORPORATED+/-                                           5.39    02/23/2007     14,139,904
     3,263,055    BETA FINANCE INCORPORATED+/-++                                                   5.34    07/17/2007      3,264,066
       435,074    BHP BILLITON FINANCE (USA) LIMITED                                               5.32    12/28/2006        433,360
    14,139,904    BUCKINGHAM II CDO LLC                                                            5.31    12/20/2006     14,100,737
     5,438,425    BUCKINGHAM II CDO LLC++                                                          5.34    01/22/2007      5,397,256

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                              RATE        DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     11,021,946   BUCKINGHAM III CDO LLC                                                     5.30%   12/06/2006   $ 11,013,900
       5,438,425   BUCKINGHAM III CDO LLC++                                                   5.31    12/15/2006      5,427,330
       3,121,656   CAIRN HIGH GRADE FUNDING I LLC++                                           5.35    02/01/2007      3,093,498
       3,698,129   CANCARA ASSET SECURITIZATION LIMITED++                                     5.33    12/04/2006      3,696,502
      31,543,516   CEDAR SPRINGS CAPITAL COMPANY                                              5.35    12/01/2006     31,543,516
       3,198,664   CEDAR SPRINGS CAPITAL COMPANY                                              5.30    12/06/2006      3,196,329
       1,560,393   CEDAR SPRINGS CAPITAL COMPANY                                              5.33    12/18/2006      1,556,523
          80,706   CEDAR SPRINGS CAPITAL COMPANY++                                            5.35    01/08/2007         80,260
         797,491   CEDAR SPRINGS CAPITAL COMPANY                                              5.36    02/02/2007        790,178
         181,861   CEDAR SPRINGS CAPITAL COMPANY++                                            5.38    03/12/2007        179,193
      17,999,762   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $18,002,442)                5.36    12/01/2006     17,999,762
          54,384   CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                 5.36    01/17/2007         54,012
       1,087,685   CREDIT SUISSE FIRST BOSTON+/-                                              5.36    03/27/2007      1,087,685
         978,916   CREDIT SUISSE FIRST BOSTON+/-                                              5.47    04/05/2007        979,377
         498,160   CREDIT SUISSE FIRST BOSTON+/-                                              5.74    10/29/2007        500,112
          54,384   CROWN POINT CAPITAL COMPANY                                                5.39    04/17/2007         53,304
       1,522,759   CULLINAN FINANCE CORPORATION+/-++                                          5.28    12/20/2006      1,522,744
         194,478   CULLINAN FINANCE CORPORATION++                                             5.32    12/21/2006        193,910
       7,485,230   DEER VALLEY FUNDING LLC                                                    5.31    12/11/2006      7,474,302
       1,089,860   DEER VALLEY FUNDING LLC                                                    5.31    12/14/2006      1,087,790
      10,876,849   DEER VALLEY FUNDING LLC                                                    5.31    12/15/2006     10,854,661
      10,876,849   DEER VALLEY FUNDING LLC                                                    5.34    01/23/2007     10,792,989
       1,164,040   DEER VALLEY FUNDING LLC++                                                  5.35    01/24/2007      1,154,891
       3,234,340   DEER VALLEY FUNDING LLC                                                    5.35    02/06/2007      3,202,805
       2,610,444   DEER VALLEY FUNDING LLC++                                                  5.37    02/27/2007      2,577,004
         494,897   DEUTSCHE BANK AG+/-                                                        5.37    03/15/2007        492,378
         435,074   FAIRWAY FINANCE CORPORATION++                                              5.33    12/11/2006        434,439
       4,248,280   FAIRWAY FINANCE CORPORATION++                                              5.32    12/15/2006      4,239,613
      82,664,055   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $82,676,363)             5.36    12/01/2006     82,664,055
      10,876,849   FIVE FINANCE INCORPORATED+/-++                                             5.37    01/25/2007     10,881,635
         171,637   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.31    12/08/2006        171,462
       7,524,387   FOX TROT CDO LIMITED                                                       5.29    12/01/2006      7,524,387
      10,937,325   FOX TROT CDO LIMITED                                                       5.31    12/12/2006     10,919,825
       3,480,592   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40    06/18/2007      3,480,592
       4,393,159   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                    5.44    06/22/2007      4,396,542
       7,404,959   GENWORTH FINANCIAL INCORPORATED+/-                                         5.53    06/15/2007      7,413,993
       5,438,425   GERMAN RESIDENTIAL FUNDING+/-++                                            5.35    08/22/2007      5,438,425
         761,379   GOLDMAN SACHS & COMPANY+/-                                                 5.51    01/09/2007        761,494
      10,876,849   GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                            5.46    03/30/2007     10,881,091
       2,218,877   HBOS TREASURY SERVICES PLC+/-++                                            5.45    01/12/2007      2,219,277
         152,276   IBM CORPORATION SERIES MTN+/-                                              5.36    06/28/2007        152,344
         666,098   ICICI BANK LIMITED                                                         5.43    12/01/2006        666,098
       7,613,795   ING USA ANNUITY & LIFE INSURANCE+/-                                        5.39    09/17/2007      7,613,795
         431,593   IRISH LIFE & PERMANENT PLC                                                 5.40    12/13/2006        430,838
          54,384   IRISH LIFE & PERMANENT PLC++                                               5.38    04/04/2007         53,406
       1,033,301   JPMORGAN CHASE & COMPANY+/-                                                5.52    12/18/2006      1,033,373
      13,922,367   KAUPTHING BANK SERIES MTN+/-++                                             5.38    03/20/2007     13,917,216
       1,765,530   LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.30    12/01/2006      1,765,530
       4,493,662   LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31    12/12/2006      4,486,472
         843,826   LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31    12/15/2006        842,105
       3,535,846   LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.30    12/28/2006      3,521,915
       1,011,547   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.49    04/20/2007      1,012,346
         870,148   LIBERTY LIGHT US CAPITAL+/-++                                              5.47    04/16/2007        870,696
       9,209,646   LIBERTY LIGHTHOUSE FUNDING COMPANY++                                       5.31    12/08/2006      9,200,252
       1,548,646   LIBERTY STREET FUNDING CORPORATION++                                       5.31    12/15/2006      1,545,487
      21,644,930   LIBERTY STREET FUNDING CORPORATION++                                       5.29    12/29/2006     21,556,619

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                       INTEREST    MATURITY
PRINCIPAL           SECURITY NAME                                                         RATE       DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      7,613,795    LIQUID FUNDING LIMITED+/-++                                           5.29%   12/01/2006   $  7,613,795
       3,915,666    LIQUID FUNDING LIMITED++                                              5.30    12/07/2006      3,912,259
          58,953    LIQUID FUNDING LIMITED++                                              5.34    12/15/2006         58,832
       1,055,054    LIQUID FUNDING LIMITED                                                5.32    12/27/2006      1,051,056
       3,263,055    LIQUID FUNDING LIMITED                                                5.44    12/28/2006      3,250,198
       7,613,795    LIQUID FUNDING LIMITED+/-++                                           5.35    12/29/2006      7,613,718
          92,671    MANE FUNDING CORPORATION                                              5.31    12/18/2006         92,441
       1,011,547    MERRILL LYNCH & COMPANY INCORPORATED+/-                               5.50    01/26/2007      1,011,810
         108,768    MERRILL LYNCH & COMPANY INCORPORATED+/-                               5.53    04/20/2007        108,857
         652,611    MERRILL LYNCH & COMPANY INCORPORATED+/-                               5.47    08/27/2007        653,538
       1,398,763    MORGAN STANLEY+/-                                                     5.51    01/12/2007      1,398,973
         217,537    MORGAN STANLEY+/-                                                     5.48    01/19/2007        217,591
         848,394    MORGAN STANLEY+/-                                                     5.50    02/15/2007        848,657
       3,344,631    MORGAN STANLEY SERIES EXL+/-                                          5.38    12/14/2007      3,344,832
       5,438,425    NATEXIS BANQUES POPULAIRES+/-++                                       5.37    11/09/2007      5,434,128
       6,515,233    NATIONWIDE BUILDING SOCIETY+/-++                                      5.51    12/11/2006      6,515,428
       8,581,834    NATIONWIDE BUILDING SOCIETY+/-++                                      5.49    07/20/2007      8,590,158
          70,264    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               5.31    12/15/2006         70,121
       1,168,609    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               5.32    12/21/2006      1,165,196
         770,734    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             5.33    12/22/2006        768,375
       9,880,095    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               5.30    12/29/2006      9,839,784
       6,538,509    NORTH SEA FUNDING                                                     5.32    12/28/2006      6,512,747
      10,214,449    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.34    05/22/2007     10,215,379
         217,537    RANGER FUNDING CORPORATION                                            5.32    12/15/2006        217,093
         292,805    RANGER FUNDING CORPORATION                                            5.33    12/21/2006        291,950
         652,611    REGENCY MARKETS #1                                                    5.33    12/07/2006        652,043
         261,044    REGENCY MARKETS #1                                                    5.32    12/15/2006        260,512
       1,152,946    REGENCY MARKETS #1                                                    5.32    12/18/2006      1,150,087
         711,346    ROYAL BANK OF SCOTLAND PLC+/-++                                       5.37    03/30/2007        711,602
          75,920    SAINT GERMAIN FUNDING++                                               5.35    01/16/2007         75,412
       5,438,425    SEDNA FINANCE INCORPORATED+/-++                                       5.36    12/08/2006      5,438,425
       5,220,888    SEDNA FINANCE INCORPORATED+/-++                                       5.33    04/11/2007      5,221,514
      15,265,658    SLM CORPORATION+/-                                                    5.50    01/25/2007     15,269,627
       1,113,789    SLM CORPORATION+/-                                                    5.59    07/25/2007      1,115,839
       4,350,740    SLM CORPORATION+/-++                                                  5.32    12/12/2007      4,352,001
         130,522    SVENSKA HANDELSBANKEN INCORPORATED                                    5.34    01/26/2007        129,458
      12,814,234    TASMAN FUNDING INCORPORATED++                                         5.30    12/04/2006     12,808,595
       2,246,287    THAMES ASSET GLOBAL SECURITIZATION #1                                 5.29    12/29/2006      2,237,122
         494,026    THAMES ASSET GLOBAL SECURITIZATION #1++                               5.33    01/11/2007        491,077
         325,000    THUNDER BAY FUNDING INCORPORATED                                      5.31    12/15/2006        324,337
         767,906    TICONDEROGA FUNDING LLC                                               5.32    12/27/2006        764,995
       7,543,530    TICONDEROGA FUNDING LLC                                               5.32    12/28/2006      7,513,809
      31,029,258    TIERRA ALTA FUNDING I LIMITED                                         5.31    12/19/2006     30,947,961
      21,753,699    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             5.51    12/31/2007     21,753,699
       4,180,843    TRAVELERS INSURANCE COMPANY+/-                                        5.39    02/09/2007      4,180,760
          55,689    TULIP FUNDING CORPORATION                                             5.38    04/25/2007         54,519
         543,842    UBS FINANCE (DELAWARE) LLC                                            5.33    12/05/2006        543,527
       5,438,425    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.33    03/09/2007      5,439,458
       8,592,711    VARIABLE FUNDING CAPITAL CORPORATION                                  5.32    12/06/2006      8,586,438
         499,465    VERSAILLES CDS LLC++                                                  5.34    12/19/2006        498,156
         339,358    VERSAILLES CDS LLC++                                                  5.33    12/21/2006        338,367
          82,447    VERSAILLES CDS LLC++                                                  5.32    12/22/2006         82,194
       1,759,439    VERSAILLES CDS LLC                                                    5.31    12/28/2006      1,752,507
       5,438,425    WAL-MART STORES INCORPORATED+/-                                       5.26    03/28/2007      5,438,479
         762,032    WHISTLEJACKET CAPITAL LIMITED                                         5.30    12/07/2006        761,369
         841,651    WHISTLEJACKET CAPITAL LIMITED                                         5.31    12/12/2006        840,304

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     INTEREST   MATURITY
PRINCIPAL         SECURITY NAME                                                        RATE        DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,336,565  WHITE PINE FINANCE LLC                                                 5.31%   12/13/2006    $     2,332,476
        452,042  WHITE PINE FINANCE LLC++                                               5.31    12/15/2006            451,120
      6,754,523  WORLD OMNI VEHICLE LEASING                                             5.31    12/11/2006          6,744,662
      2,175,370  WORLD OMNI VEHICLE LEASING                                             5.31    12/12/2006          2,171,889
     26,701,577  WORLD OMNI VEHICLE LEASING                                             5.31    12/14/2006         26,650,844
                                                                                                                  740,468,901
                                                                                                              ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $740,468,901)                                                       740,468,901
                                                                                                              ---------------
REPURCHASE AGREEMENTS - 3.26%
      4,617,000  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $4,617,685)                5.34    12/01/2006          4,617,000
     50,000,000  GREENWICH CAPITAL MARKETS - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $50,007,417)               5.34    12/01/2006         50,000,000
                                                                                                                   54,617,000
                                                                                                              ---------------
TOTAL REPURCHASE AGREEMENTS (COST $54,617,000)                                                                     54,617,000
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,538,500,135)*                                          152.94%                                       $ 2,559,479,320
OTHER ASSETS AND LIABILITIES, NET                               (52.94)                                          (885,959,622)
                                                            ----------                                        ---------------
TOTAL NET
ASSETS                                                          100.00%                                       $ 1,673,519,698
                                                            ==========                                        ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   Variable rate investments.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

                                                                                     INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                        RATE        DATE         VALUE
SCHEDULE OF SECURITIES SOLD SHORT - (3.09%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - (3.09%)
$  (40,124,000)   FNMA TBA%%                                                            5.00%   01/01/2035   $(39,196,133)
   (12,594,000)   FNMA TBA%%                                                            5.50    01/01/2034    (12,542,843)
                                                                                                              (51,738,976)
                                                                                                             ------------

    TOTAL SHORT SALES (COST $(51,435,411))                                                                    (51,738,976)
                                                                                                             ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                             INFLATION-          MANAGED                           TOTAL
                                                              PROTECTED            FIXED         STABLE           RETURN
                                                                   BOND           INCOME         INCOME             BOND
                                                              PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
 IN SECURITIES, AT MARKET VALUE ........................   $243,463,163   $1,017,791,267   $652,782,354   $1,819,010,419
 COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............    116,931,885      369,000,196    160,542,762      740,468,901
                                                           ------------   --------------   ------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .....    360,395,048    1,386,791,463    813,325,116    2,559,479,320
                                                           ------------   --------------   ------------   --------------
 CASH                                                                 0                0              0           99,432
 SEGREGATED CASH FOR FUTURES COLLATERAL ................              0          671,250         61,700                0
 VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......              0          410,625         14,475                0
 RECEIVABLE FOR INVESTMENTS SOLD .......................          4,208        9,065,694        141,767      283,506,166
 RECEIVABLES FOR DIVIDENDS AND INTEREST ................      1,853,931        9,219,575      3,687,798       75,860,004
 RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .......              0                0        182,861          190,459
                                                           ------------   --------------   ------------   --------------
TOTAL ASSETS ...........................................    362,253,187    1,406,158,607    817,413,717    2,919,135,381
                                                           ------------   --------------   ------------   --------------

LIABILITIES
 SECURITIES SOLD SHORT, AT FAIR VALUE ..................              0        8,966,250              0       51,738,976
 PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS            152                0              0                0
 PAYABLE FOR INVESTMENTS PURCHASED .....................              0        9,575,899      7,825,708      452,872,364
 PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .         45,684          245,501        171,266          505,682
 PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT          1,363            1,617          1,969            1,432
 PAYABLE FOR SECURITIES LOANED (NOTE 2) ................    116,931,885      369,000,196    160,542,762      740,468,901
 ACCRUED EXPENSES AND OTHER LIABILITIES ................         70,733           29,047         34,719           28,328
                                                           ------------   --------------   ------------   --------------
TOTAL LIABILITIES ......................................    117,049,817      387,818,510    168,576,424    1,245,615,683
                                                           ------------   --------------   ------------   --------------
TOTAL NET ASSETS .......................................   $245,203,370   $1,018,340,097   $648,837,293   $1,673,519,698
                                                           ============   ==============   ============   ==============
INVESTMENTS AT COST ....................................   $362,380,858   $1,377,764,191   $815,300,920   $2,538,500,135
                                                           ============   ==============   ============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ....................   $115,341,567   $  363,700,771   $156,365,456   $  729,582,677
                                                           ============   ==============   ============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                      STATEMENTS OF OPERATIONS--
                          FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        INFLATION-         MANAGED                           TOTAL
                                                                         PROTECTED           FIXED          STABLE          RETURN
                                                                              BOND          INCOME          INCOME            BOND
                                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 INTEREST .........................................................   $  6,327,633    $ 26,573,214    $ 15,636,893    $ 43,286,611
 INCOME FROM AFFILIATED SECURITIES ................................         52,314         336,603         349,623               0
 SECURITIES LENDING INCOME, NET ...................................         52,180         123,232          39,843         313,322
                                                                      ------------    ------------    ------------    ------------
TOTAL INVESTMENT INCOME ...........................................      6,432,127      27,033,049      16,026,359      43,599,933
                                                                      ------------    ------------    ------------    ------------
EXPENSES
 ADVISORY FEES ....................................................        544,077       2,062,703       1,414,036       3,199,592
 CUSTODY FEES .....................................................         24,181          96,883          64,435         161,351
 PROFESSIONAL FEES ................................................         11,045          26,533          18,126          20,481
 SHAREHOLDER REPORTS ..............................................          1,510              51           2,588          10,324
 TRUSTEES' FEES ...................................................          2,387           2,327           2,679           2,142
 OTHER FEES AND EXPENSES ..........................................          3,520          11,600           8,106          14,849
                                                                      ------------    ------------    ------------    ------------
TOTAL EXPENSES ....................................................        586,720       2,200,097       1,509,970       3,408,739
                                                                      ------------    ------------    ------------    ------------
LESS:
 WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................        (84,351)     (1,116,688)       (179,109)       (154,063)
 NET EXPENSES .....................................................        502,369       1,083,409       1,330,861       3,254,676
                                                                      ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ......................................      5,929,758      25,949,640      14,695,498      40,345,257
                                                                      ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

 SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..     (1,979,102)       (668,159)       (235,383)       (408,593)
 FUTURES TRANSACTIONS .............................................        221,857       2,191,557        (371,837)              0
 OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............              0               0         148,431            (102)
                                                                      ------------    ------------    ------------    ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................     (1,757,245)      1,523,398        (458,789)       (408,695)
                                                                      ------------    ------------    ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
 SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..      7,245,187      28,568,976       4,420,944      53,856,138
 FUTURES TRANSACTIONS .............................................           (152)        852,901         475,252               0
 OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............              0         (79,453)       (151,773)       (202,862)
                                                                      ------------    ------------    ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS      7,245,035      29,342,424       4,744,423      53,653,276
                                                                      ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............      5,487,790      30,865,822       4,285,634      53,244,581
                                                                      ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $ 11,417,548    $ 56,815,462    $ 18,981,132    $ 93,589,838
                                                                      ============    ============    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        INFLATION-PROTECTED BOND PORTFOLIO
                                                                        ----------------------------------
                                                                                  FOR THE
                                                                         SIX MONTHS ENDED          FOR THE
                                                                        NOVEMBER 30, 2006     PERIOD ENDED
                                                                              (UNAUDITED)     MAY 31, 2006
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................   $     247,722,500    $           0

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................           5,929,758        8,474,087
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................          (1,757,245)      (2,107,314)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS           7,245,035       (9,230,997)
                                                                        -----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....          11,417,548       (2,864,224)
                                                                        -----------------    -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
----------------------------------------------------------------------------------------------------------

  CONTRIBUTIONS .....................................................          27,925,005      305,291,767
  DIVIDEND REINVESTED ...............................................                   0              500
  WITHDRAWALS .......................................................         (41,861,683)     (54,705,543)
                                                                        -----------------    -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..............................................         (13,936,678)     250,586,724
                                                                        -----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................          (2,519,130)     247,722,500
                                                                        -----------------    -------------
ENDING NET ASSETS ...................................................   $     245,203,370    $ 247,722,500
                                                                        =================    =============

                                                                              MANAGED FIXED INCOME
                                                                                     PORTFOLIO
                                                                        ----------------------------------
                                                                                  FOR THE
                                                                         SIX MONTHS ENDED          FOR THE
                                                                        NOVEMBER 30, 2006       YEAR ENDED
                                                                              (UNAUDITED)     MAY 31, 2006
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................   $     947,991,051    $ 678,493,240

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................          25,949,640       45,400,979
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................           1,523,398          (29,974)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS          29,342,424      (37,859,538)
                                                                        -----------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....          56,815,462        7,511,467
                                                                        -----------------    -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
----------------------------------------------------------------------------------------------------------

  CONTRIBUTIONS .....................................................         103,851,374      469,237,714
  DIVIDEND REINVESTED ...............................................                   0                0
  WITHDRAWALS .......................................................         (90,317,790)    (207,251,370)
                                                                        -----------------    -------------

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..............................................          13,533,584      261,986,344
                                                                        -----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................          70,349,046      269,497,811
                                                                        -----------------    -------------
ENDING NET ASSETS ...................................................   $   1,018,340,097    $ 947,991,051
                                                                        =================    =============


                                                                                 STABLE INCOME
                                                                                    PORTFOLIO
                                                                        ----------------------------------
                                                                                  FOR THE
                                                                         SIX MONTHS ENDED          FOR THE
                                                                        NOVEMBER 30, 2006       YEAR ENDED
                                                                              (UNAUDITED)     MAY 31, 2006
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................   $     651,397,629    $ 664,357,757

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................          14,695,498       27,718,156
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................            (458,789)        (848,427)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS           4,744,423       (8,401,186)
                                                                        -----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....          18,981,132       18,468,543
                                                                        -----------------    -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
----------------------------------------------------------------------------------------------------------

  CONTRIBUTIONS .....................................................          49,811,792       80,343,927
  DIVIDEND REINVESTED ...............................................                   0                0
  WITHDRAWALS .......................................................         (71,353,260)    (111,772,598)
                                                                        -----------------    -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..............................................         (21,541,468)     (31,428,671)
                                                                        -----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................          (2,560,336)     (12,960,128)
                                                                        -----------------    -------------
ENDING NET ASSETS ...................................................   $     648,837,293    $ 651,397,629
                                                                        =================    =============

                                                                                   TOTAL RETURN
                                                                                  BOND PORTFOLIO
                                                                        ------------------------------------
                                                                                  FOR THE
                                                                         SIX MONTHS ENDED            FOR THE
                                                                        NOVEMBER 30, 2006       PERIOD ENDED
                                                                              (UNAUDITED)       MAY 31, 2006
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................   $   1,579,307,483    $             0

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................          40,345,257         57,255,176
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................            (408,695)       (31,310,671)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS          53,653,276        (32,787,197)
                                                                        -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....          93,589,838         (6,842,692)
                                                                        -----------------    ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
------------------------------------------------------------------------------------------------------------

  CONTRIBUTIONS .....................................................         116,638,504      1,798,769,328
  DIVIDEND REINVESTED ...............................................                   0                500
  WITHDRAWALS .......................................................        (116,016,127)      (212,619,653)
                                                                        -----------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..............................................             622,377      1,586,150,175
                                                                        -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................          94,212,215      1,579,307,483
                                                                        -----------------    ---------------
ENDING NET ASSETS ...................................................   $   1,673,519,698    $ 1,579,307,483
                                                                        =================    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                   156 & 157

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  -----------------------------------------------------                PORTFOLIO
                                                    NET INVESTMENT       GROSS    EXPENSES          NET       TOTAL     TURNOVER
                                                     INCOME (LOSS)    EXPENSES      WAIVED     EXPENSES   RETURN(2)         RATE
--------------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .              4.90%       0.49%      (0.07)%       0.42%       4.90%          18%
JULY 25, 2005(3) TO MAY 31, 2006 ..............              4.29%       0.52%       0.00%        0.52%      (1.77)%         47%

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .              5.36%       0.45%      (0.23)%       0.22%       5.97%          16%
JUNE 1, 2005 TO MAY 31, 2006 ..................              5.02%       0.45%      (0.27)%       0.19%       0.12%          37%
JUNE 1, 2004 TO MAY 31, 2005 ..................              4.70%       0.49%      (0.14)%       0.35%       7.02%          53%
JUNE 1, 2003 TO MAY 31, 2004 ..................              5.10%       0.53%      (0.28)%       0.25%       1.45%          50%
JUNE 1, 2002 TO MAY 31, 2003 ..................              5.49%       0.54%      (0.19)%       0.35%      11.36%          44%
JUNE 1, 2001 TO MAY 31, 2002 ..................              5.87%       0.54%      (0.19)%       0.35%       8.37%          65%

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)                4.56%       0.47%      (0.06)%       0.41%       2.96%          11%
JUNE 1, 2005 TO MAY 31, 2006 ..................              4.29%       0.47%      (0.03)%       0.44%       2.91%          45%
JUNE 1, 2004 TO MAY 31, 2005 ..................              2.06%       0.48%      (0.12)%       0.36%       2.47%          43%
JUNE 1, 2003 TO MAY 31, 2004 ..................              2.00%       0.52%      (0.13)%       0.39%       0.88%          92%
JUNE 1, 2002 TO MAY 31, 2003 ..................              2.63%       0.54%       0.00%        0.54%       3.32%          45%
JUNE 1, 2001 TO MAY 31, 2002 ..................              3.62%       0.55%       0.00%        0.55%       3.99%          81%

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .              5.00%       0.42%      (0.02)%       0.40%       5.95%         331%(5)
JULY 25, 2005(3) TO MAY 31, 2006 ..............              4.41%       0.48%      (0.02)%       0.46%      (0.54)%        704%(4)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL HIGHLIGHTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4)   Portfolio turnover ratio excluding TBAs is 431%.

(5)   Portfolio turnover ratio excluding TBA s is 169%.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of November 30, 2006, the Trust has 22 separate investment portfolios. These financial statements present the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

      Effective at the close of business on July 8, 2005, the Managed Fixed Income Portfolio acquired substantially all of the net assets of the Strategic Value Bond Portfolio through a tax-free exchange. Units of beneficial interests and net assets of the Strategic Value Bond and Managed Fixed Income Portfolios were 13,637,230 and $228,031,374 and 39,573,330 and $682,458,603, respectively, immediately before the reorganization. Units of beneficial interest and net assets of the Managed Fixed Income Portfolio, the accounting survivor, were 52,796,052 and $910,489,977 immediately after the reorganization.

      The following is a summary of beneficial interests and net assets immediately before and after the reorganization held by the investing funds in the respective Funds:

                                                          Before Reorganization                  After Reorganization
                                               ---------------------------------------------   --------------------------

                                               Strategic Value Bond     Managed Fixed Income    Managed Fixed Income
Portfolio                                            Portfolio                Portfolio                Portfolio
-------------------------------------------------------------------------------------------------------------------------
   Beneficial Interests:
-------------------------------------------------------------------------------------------------------------------------
    STRATEGIC INCOME FUND                            2,515,721                7,305,512                9,744,572
-------------------------------------------------------------------------------------------------------------------------
    MODERATE BALANCED FUND                           2,509,856                7,289,794                9,723,561
-------------------------------------------------------------------------------------------------------------------------
    GROWTH BALANCED FUND                             6,914,101               20,048,999               26,752,901
-------------------------------------------------------------------------------------------------------------------------
    DIVERSIFIED BOND FUND                            1,316,826                3,821,995                5,098,830
-------------------------------------------------------------------------------------------------------------------------
    STRATEGIC GROWTH ALLOCATION FUND                   380,726                1,107,030                1,476,188
-------------------------------------------------------------------------------------------------------------------------
   Net Assets:
-------------------------------------------------------------------------------------------------------------------------
    STRATEGIC INCOME FUND                         $ 42,061,662             $125,983,859             $168,045,521
-------------------------------------------------------------------------------------------------------------------------
    MODERATE BALANCED FUND                          41,970,426              125,712,306              167,682,732
-------------------------------------------------------------------------------------------------------------------------
    GROWTH BALANCED FUND                           115,614,900              345,763,423              461,378,323
-------------------------------------------------------------------------------------------------------------------------
    DIVERSIFIED BOND FUND                           22,018,218               65,908,122               87,926,340
-------------------------------------------------------------------------------------------------------------------------
    STRATEGIC GROWTH ALLOCATION FUND                 6,366,168               19,090,893               25,457,061
-------------------------------------------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)         $  5,607,779             $ 15,786,660             $ 21,394,439
-------------------------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

      As of Novermber 30, 2006, the following Funds held future contracts:

                                                                           Notional     Net Unrealized
                                                            Expiration     Contract      Appreciation
Portfolio             Contracts            Type               Date          Amount      (Depreciation)
--------------------------------------------------------------------------------------------------------
MANAGED FIXED
 INCOME PORTFOLIO      870 Long     U.S. 5 Year Note        March 2007    $92,070,469       $285,469
                       315 Long    U.S. 10 Year Note        March 2007     34,239,023        155,040
                        75 Long       U.S. Long Bond        March 2007      8,520,703         57,422
--------------------------------------------------------------------------------------------------------
STABLE INCOME
 PORTFOLIO              17 Long        90 Days Euros        March 2007      4,079,788        (50,363)
                        17 Long        90 Days Euros        June 2007       4,075,963        (37,400)
                        17 Long        90 Days Euros      September 2007    4,072,563        (25,925)
                        35 Long        90 Days Euros      December 2006     8,406,563       (125,125)
                        36 Long     U.S. 2 Year Note        March 2007      7,369,304         10,696

TBA SALE COMMITMENTS

      A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period ended November 30, 2006, are listed after the Fund's Portfolio of Investments.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of November 30, 2006, the following Fund had open swap contracts:

                                                                                                          Net
                         Swap Counter      Notional      Interest Rate/    Interest Rate/  Maturity    Unrealized
Portfolio                   Party          Principal     Index Received      Index Paid      Date      Gain/(Loss)
STABLE INCOME
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO              Lehman Brothers    $15,000,000     USD LIBOR BBA         5.60%     25-Jul-07     $ 182,860
-------------------------------------------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked backed to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at November 30, 2006, are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:


                                                                                                       Subadvisory
                                            Advisory Fees**                                            Fees (% of
                          Average Daily      (% of Average                        Average Daily       Average Daily
Portfolio                  Net Assets      Daily Net Assets)     Subadviser         Net Assets         Net Assets)
------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED    First $500 million        0.450             Wells        First $100 million        0.200
BOND PORTFOLIO*         Next $500 million        0.400            Capital        Next $200 million        0.175
                          Next $2 billion        0.350           Management      Next $200 million        0.150
                          Next $2 billion        0.325          Incorporated     Over $500 million        0.100
                          Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------
MANAGED FIXED          First $500 million        0.450            Galliard      First $500 million        0.100
INCOME PORTFOLIO        Next $500 million        0.400            Capital          Next $1 billion        0.050
                          Next $2 billion        0.350           Management      Over $1.5 billion        0.030
                          Next $2 billion        0.325          Incorporated
                          Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------
STABLE INCOME          First $500 million        0.450            Galliard      First $500 million        0.100
PORTFOLIO               Next $500 million        0.400            Capital          Next $1 billion        0.050
                          Next $2 billion        0.350           Management      Over $1.5 billion        0.030
                          Next $2 billion        0.325          Incorporated
                          Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN           First $500 million        0.450             Wells        First $100 million        0.200
BOND PORTFOLIO*         Next $500 million        0.400            Capital        Next $200 million        0.175
                          Next $2 billion        0.350           Management      Next $200 million        0.150
                          Next $2 billion        0.325          Incorporated     Over $500 million        0.100
                          Over $5 billion        0.300

* EFFECTIVE JANUARY 1, 2006. PRIOR TO JANUARY 1, 2006, THE INVESTMENT SUBADVISER WAS ENTITLED TO TO BE PAID A MONTHLY FEE AT THE FOLLOWING
      RATES:

                                                                                                      Subadvisory Fees
                                                                                                       (% of Average
 Fund                                            Subadviser              Average Daily Net Assets    Daily Net Assets)
------------------------------------------------------------------------------------------------------------------------
 INFLATION-PROTECTED BOND PORTFOLIO       Wells Capital Management          First $400 million             0.150
                                                Incorporated                 Next $400 million             0.125
                                                                             Over $800 million             0.100
------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN BOND PORTFOLIO              Wells Capital Management          First $400 million             0.150
                                                Incorporated                 Next $400 million             0.125
                                                                             Over $800 million             0.100

** FOR THE INFLATION-PROTECTED BOND PORTFOLIO AND TOTAL RETURN BOND PORTFOLIO ADVISORY FEES ARE EFFECTIVE JULY 25, 2005.

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Trust.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                 (% of Average
Portfolio                                                      Daily Net Assets)
--------------------------------------------------------------------------------
ALL PORTFOLIOS                                                        0.02
--------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services for the Income Master Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on each Fund's Statement of Operations, for the period ended November 30, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

4. INVESTMENT PORTFOLIO TRANSACTIONS

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended November 30, 2006, were as follows:

Fund                                      Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO             $41,825,675     $   48,759,163
--------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO                 186,755,080        154,168,355
--------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                        149,575,708         66,220,804
--------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                  5,710,131,618      5,642,766,026

5. NEW ACCOUNTING PRONOUNCEMENTS

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of November 30, 2006, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

OTHER INFORMATION (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
  NAME AND AGE           LENGTH OF SERVICE**        PAST FIVE YEARS                                OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
  Thomas S. Goho         Trustee, since 1987        Chair of Finance, Wake Forest                  None
  64                                                University, since 2006. Benson-
                                                    Pruitt Professorship, Wake
                                                    Forest University, Calloway
                                                    School of Business and
                                                    Accountancy, since 1999.
-------------------------------------------------------------------------------------------------------------------------------
  Peter G. Gordon        Trustee, since 1998        Chairman, CEO, and Co-                         None
  64                     (Chairman, since 2001)     Founder of Crystal Geyser
                                                    Water Company, and President
                                                    of Crystal Geyser Roxane Water
                                                    Company.
-------------------------------------------------------------------------------------------------------------------------------
  Richard M. Leach       Trustee, since 1987        Retired. Prior thereto, President              None
  73                                                of Richard M. Leach Associates
                                                    (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------------------------
  Olivia S. Mitchell     Trustee, since 2006        Professor of Insurance and Risk                None
  53                                                Management, Wharton School,
                                                    University of Pennsylvania.
                                                    Director of the Boettner Center
                                                    on Pensions and Retirement.
                                                    Research Associate and Board
                                                    Member, Penn Aging Research
                                                    Center. Research Associate,
                                                    National Bureau of Economic
                                                    Research.
-------------------------------------------------------------------------------------------------------------------------------
  Timothy J. Penny       Trustee, since 1996        Senior Counselor to the public                 None
  55                                                relations firm of Himle-Horner,
                                                    and Senior Fellow at the
                                                    Humphrey Institute,
                                                    Minneapolis, Minnesota (a
                                                    public policy organization).
-------------------------------------------------------------------------------------------------------------------------------
  Donald C. Willeke      Trustee, since 1996        Principal of the law firm of                   None
  66                                                Willeke & Daniels.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-----------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
 NAME AND AGE            LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
 J. Tucker Morse         Trustee, since 1987        Private Investor/Real Estate         None
 62                                                 Developer. Prior thereto,
                                                    Chairman of White Point
                                                    Capital, LLC until 2005.
-----------------------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
 NAME AND AGE            LENGTH OF SERVICE          PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
 Karla M. Rabusch        President, since 2003      Executive Vice President of          None
 47                                                 Wells Fargo Bank, N.A. and
                                                    President of Wells Fargo Funds
                                                    Management, LLC. Senior Vice
                                                    President and Chief
                                                    Administrative Officer of Wells
                                                    Fargo Funds Management, LLC
                                                    from 2001 to 2003.
-----------------------------------------------------------------------------------------------------------------
 C. David Messman        Secretary, since 2000      Vice President and Managing          None
 46                                                 Senior Counsel of Wells Fargo
                                                    Bank, N.A. and Senior Vice
                                                    President and Secretary of Wells
                                                    Fargo Funds Management, LLC.
                                                    Vice President and Senior
                                                    Counsel of Wells Fargo Bank,
                                                    N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------------------
 A. Erdem Cimen          Treasurer, since 2006      Vice President of Wells Fargo        None
 33                                                 Bank, N.A. and Vice President
                                                    of Financial Operations for
                                                    Wells Fargo Funds Management,
                                                    LLC. Vice President and Group
                                                    Finance Officer of Wells Fargo
                                                    Bank, N.A. Auto Finance Group
                                                    from 2004 to 2006. Vice
                                                    President of Portfolio Risk
                                                    Management for Wells Fargo
                                                    Bank, N.A. Auto Finance Group
                                                    in 2004. Vice President of
                                                    Portfolio Research and Analysis
                                                    for Wells Fargo Bank, N.A. Auto
                                                    Finance Group from 2001 to
                                                    2004. Director of Small Business
                                                    Services Risk Management for
                                                    American Express Travel Related
                                                    Services from 2000 to 2001.
-----------------------------------------------------------------------------------------------------------------
 Dorothy A. Peters       Chief Compliance           Chief Compliance Officer of          None
 45                      Officer, since 2004        Wells Fargo Funds Management,
                                                    LLC since 2004 and Compliance
                                                    Officer of Wells Fargo Funds
                                                    Management, LLC from 1999 to
                                                    2002. Compliance Manager of
                                                    Wells Fargo Investments from
                                                    1997 to 1999. In 2002, Ms.
                                                    Peters left Wells Fargo Funds
                                                    Management, LLC to pursue
                                                    personal goals.
-----------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of November 30, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securi- ties dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --Association of Bay Area Governments
ADR     --American Depositary Receipt
AMBAC   --American Municipal Bond Assurance Corporation
AMT     --Alternative Minimum Tax
ARM     --Adjustable Rate Mortgages
BART    --Bay Area Rapid Transit
CDA     --Community Development Authority
CDO     --Collateralized Debt Obligation
CDSC    --Contingent Deferred Sales Charge
CGIC    --Capital Guaranty Insurance Company
CGY     --Capital Guaranty Corporation
COP     --Certificate of Participation
CP      --Commercial Paper
CTF     --Common Trust Fund
DW&P    --Department of Water & Power
DWR     --Department of Water Resources
ECFA    --Educational & Cultural Facilities Authority
EDFA    --Economic Development Finance Authority
ETET    --Eagle Tax-Exempt Trust
FFCB    --Federal Farm Credit Bank
FGIC    --Financial Guaranty Insurance Corporation
FHA     --Federal Housing Authority
FHAG    --Federal Housing Agency
FHLB    --Federal Home Loan Bank
FHLMC   --Federal Home Loan Mortgage Corporation
FNMA    --Federal National Mortgage Association
GDR     --Global Depositary Receipt
GNMA    --Government National Mortgage Association
GO      --General Obligation
HCFR    --Healthcare Facilities Revenue
HEFA    --Health & Educational Facilities Authority
HEFAR   --Higher Education Facilities Authority Revenue
HFA     --Housing Finance Authority
HFFA    --Health Facilities Financing Authority
IDA     --Industrial Development Authority
IDAG    --Industrial Development Agency
IDR     --Industrial Development Revenue
LIBOR   --London Interbank Offered Rate
LLC     --Limited Liability Corporation
LOC     --Letter of Credit
LP      --Limited Partnership
MBIA    --Municipal Bond Insurance Association
MFHR    --Multi-Family Housing Revenue
MTN     --Medium Term Note
MUD     --Municipal Utility District
PCFA    --Pollution Control Finance Authority
PCR     --Pollution Control Revenue
PFA     --Public Finance Authority
PFFA    --Public Facilities Financing Authority
plc     --Public Limited Company
PSFG    --Public School Fund Guaranty
R&D     --Research & Development
RDA     --Redevelopment Authority
RDFA    --Redevelopment Finance Authority
REITS   --Real Estate Investment Trusts
SFHR    --Single Family Housing Revenue
SFMR    --Single Family Mortgage Revenue
SLMA    --Student Loan Marketing Association
TBA     --To Be Announced
TRAN    --Tax Revenue Anticipation Notes
USD     --Unified School District
XLCA    --XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO] WELLS ADVANTAGE
       FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(c) 2006 Wells Fargo Advantage Funds, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    101658 01-07
                                                               SILD/SAR103 11-06

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
===============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Master Trust

                                                     By: /s/ Karla M. Rabusch
                                                         --------------------
                                                         Karla M. Rabusch
                                                         President



                                                     By: /s/ A.Erdem Cimen
                                                         -----------------
                                                         A. Erdem Cimen
                                                         Treasurer

                                                     Date: January 22, 2007

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: January 22, 2007

/s/ Karla M. Rabusch
------------------------
Karla M. Rabusch
President
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: January 22, 2007

/s/ A. Erdem Cimen
-----------------------
A. Erdem Cimen
Treasurer
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2006 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: January 22, 2007                      /s/ Karla M. Rabusch
                                                     ------------------------
                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Master Trust

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2006 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: January 22, 2007


                                                     /s/ A. Erdem Cimen
                                                     ------------------------
                                                     A. Erdem Cimen
                                                     Treasurer
                                                     Wells Fargo Master Trust